Investments in Associates and Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2020
Investments in Associates and Joint Ventures [Abstract]
Investments in Associates and Joint Ventures
Investments in associates and joint ventures as of December 31, 2019 and 2020 are as follows:

2019
Investees	Key operation activities	Location	Percentage of ownership		Acquisition cost	Book value
	In millions of won
<Associates>
Korea Gas Corporation(*1)	Importing and wholesaling LNG	KOREA	20.47%	￦	94,500	1,693,967
Korea Electric Power Industrial Development Co., Ltd.	Electricity metering and others	KOREA	29.00%		4,727	25,393
YTN Co., Ltd.	Broadcasting	KOREA	21.43%		59,000	39,747
Cheongna Energy Co., Ltd.	Generating and distributing vapor and hot/cold water	KOREA	43.90%		48,353	1,411
Gangwon Wind Power Co., Ltd.(*2)	Power generation	KOREA	15.00%		5,725	12,327
Hyundai Green Power Co., Ltd.	Power generation	KOREA	29.00%		88,885	124,253
Korea Power Exchange(*5)	Management of power market and others	KOREA	100.00%		127,839	258,899
Hyundai Energy Co., Ltd.(*7)	Power generation	KOREA	30.66%		71,070	—
Ecollite Co., Ltd.	Artificial light-weight aggregate	KOREA	36.10%		1,516	—
Taebaek Wind Power Co., Ltd.	Power generation	KOREA	25.00%		3,810	7,039
Taebaek Guinemi Wind Power Co., Ltd.	Power generation	KOREA	25.00%		3,420	2,553
Pyeongchang Wind Power Co., Ltd.	Power generation	KOREA	25.00%		3,875	5,877
Daeryun Power Co., Ltd.(*2)	Power generation	KOREA	9.34%		40,854	26,247
Changjuk Wind Power Co., Ltd.	Power generation	KOREA	30.00%		3,801	8,520
KNH Solar Co., Ltd.	Power generation	KOREA	27.00%		1,296	2,382
SPC Power Corporation	Power generation	PHILIPPINES	38.00%		20,635	63,583
Gemeng International Energy Co., Ltd.	Power generation	CHINA	34.00%		413,153	670,896
PT. Cirebon Electric Power	Power generation	INDONESIA	27.50%		40,365	123,425
KNOC Nigerian East Oil Co., Ltd.(*4)	Resources development	NIGERIA	14.63%		12	—
KNOC Nigerian West Oil Co., Ltd.(*4)	Resources development	NIGERIA	14.63%		12	—
PT Wampu Electric Power	Power generation	INDONESIA	46.00%		21,292	29,355
PT. Bayan Resources TBK	Resources development	INDONESIA	20.00%		615,860	445,141
S-Power Co., Ltd.	Power generation	KOREA	49.00%		132,300	115,784
Pioneer Gas Power Limited	Power generation	INDIA	38.50%		49,831	—
Eurasia Energy Holdings	Power generation and resources development	RUSSIA	40.00%		461	—
Xe-Pian Xe-Namnoy Power Co., Ltd.	Power generation	LAOS	25.00%		87,426	72,935
Hadong Mineral Fiber Co., Ltd.(*2)	Recycling fly ashes	KOREA	8.33%		50	—
Green Biomass Co., Ltd.(*9)	Power generation	KOREA	7.85%		714	108
PT. Mutiara Jawa	Manufacturing and operating floating coal terminal	INDONESIA	29.00%		2,978	1,438
Samcheok Eco Materials Co., Ltd.(*8)	Recycling fly ashes	KOREA	2.35%		686	—
Noeul Green Energy Co., Ltd.	Power generation	KOREA	29.00%		1,740	6,610
Naepo Green Energy Co., Ltd.	Power generation	KOREA	41.67%		29,200	—
Goseong Green Power Co., Ltd.(*2)	Power generation	KOREA	1.12%		2,900	2,340
Gangneung Eco Power Co., Ltd.(*2)	Power generation	KOREA	1.61%		2,900	2,430
Shin Pyeongtaek Power Co., Ltd.	Power generation	KOREA	40.00%		72,000	66,956
Haeng Bok Do Si Photovoltaic Power Co., Ltd.	Power generation	KOREA	28.00%		194	215
Dongducheon Dream Power Co., Ltd.(*13)	Power generation	KOREA	33.61%		148,105	76,547
Jinbhuvish Power Generation Pvt. Ltd.(*2, 23)	Power generation	INDIA	5.16%	￦	9,000	—
Daejung Offshore Wind Power Co., Ltd. (*15)	Power generation	KOREA	49.90%		5,190	2,361
GS Donghae Electric Power Co., Ltd.(*15)	Power generation	KOREA	34.00%		204,000	255,983
Daegu Photovoltaic Co., Ltd.	Power generation	KOREA	29.00%		1,230	2,060
Busan Green Energy Co., Ltd.	Power generation	KOREA	29.00%		5,243	10,637
Gunsan Bio Energy Co., Ltd.(*2)	Power generation	KOREA	18.87%		1,000	—
Korea Electric Vehicle Charging Service	Electric vehicle charge service	KOREA	28.00%		2,800	1,063
Korea Nuclear Partners Co., Ltd.	Electric material agency	KOREA	29.00%		290	—
Korea Electric Power Corporation Fund(*10)	Developing electric enterprises	KOREA	98.09%		51,500	41,126
Energy Infra Asset Management Co., Ltd.(*2)	Asset management	KOREA	9.90%		297	791
Daegu clean Energy Co., Ltd.	Renewable power generation	KOREA	28.00%		140	13
Yaksu ESS Co., Ltd.	Installing ESS related equipment	KOREA	29.00%		210	516
Nepal Water & Energy Development Company Private Limited(*12)	Construction and operation of utility plant	NEPAL	57.76%		35,571	31,145
Gwangyang Green Energy Co., Ltd.	Power generation	KOREA	20.00%		2,000	948
PND solar Co., Ltd.	Power generation	KOREA	29.00%		1,250	1,144
Hyundai Eco Energy Co., Ltd.(*2)	Power generation	KOREA	19.00%		3,610	3,781
YeongGwang Yaksu Wind Electric Co., Ltd(*2)	Power generation	KOREA	9.63%		533	386
Green Energy Electricity Generation Co., Ltd.	Power generation	KOREA	29.00%		1,189	163
Korea Energy Solutions Co., Ltd.	R & D	KOREA	20.00%		300	259
ITR Co., Ltd.	R & D	KOREA	20.00%		50	33
Structure test network Co., Ltd.	Technical testing and consulting	KOREA	20.00%		25	21
Namjeongsusang Solar Power Operation Co., Ltd.(*17)	Power generation	KOREA	15.00%		969	812
Indeck Niles Development, LLC(*22)	Power generation	USA	50.00%		—	—
Indeck Niles Asset Management, LLC	Power generation	USA	33.33%		—	87
Hanwha Corporation-linked Sunlight Power Special Private Equity Investment Trust No. 1	Holding company	KOREA	49.00%		7,105	7,126
Suwon New Power Co., Ltd.	Power generation	KOREA	39.90%		798	798
KPGE Inc.	Power generation materials business	KOREA	29.00%		287	287
Gwangbaek Solar Power Investment Co., Ltd.(*20)	Power generation	KOREA	19.00%		2,054	2,054
Go deok Clean Energy Co., Ltd.(*19)	Fuel cell generation	KOREA	61.00%		1,830	1,830

					2,539,956	4,251,802

<Joint ventures>
KEPCO-Uhde Inc.(*6)	Power generation	KOREA	52.80%	￦	11,355	134
Shuweihat Asia Power Investment B.V.	Holding company	NETHERLANDS	49.00%		44,405	18,318
Shuweihat Asia Operation & Maintenance Company(*6)	Maintenance of utility plant	CAYMAN	55.00%		30	1,408
Waterbury Lake Uranium L.P.	Resources development	CANADA	33.41%		26,602	20,562
ASM-BG Investicii AD	Power generation	BULGARIA	50.00%		16,101	19,376
RES Technology AD	Power generation	BULGARIA	50.00%		15,595	16,248
KV Holdings, Inc.	Power generation	PHILIPPINES	40.00%		2,103	2,441
KEPCO SPC Power Corporation(*6)	Construction and operation of utility plant	PHILIPPINES	75.20%		94,579	214,794
Gansu Datang Yumen Wind Power Co., Ltd.	Power generation	CHINA	40.00%		16,621	8,149
Datang Chifeng Renewable Power Co., Ltd.	Power generation	CHINA	40.00%		121,928	185,307
Datang KEPCO Chaoyang Renewable Power Co., Ltd.	Power generation	CHINA	40.00%		39,872	41,024
Rabigh Electricity Company	Power generation	SAUDI ARABIA	40.00%		109,743	109,096
Rabigh Operation & Maintenance Company Limited	Maintenance of utility plant	SAUDI ARABIA	40.00%		70	6,879
Jamaica Public Service Company Limited	Power generation	JAMAICA	40.00%		301,910	253,607
KW Nuclear Components Co., Ltd.	Manufacturing	KOREA	45.00%		833	9,052
Busan Shinho Solar Power Co., Ltd.	Power generation	KOREA	25.00%		2,100	5,045
Global Trade Of Power System Co., Ltd.	Exporting products and technology of small or medium business by proxy	KOREA	29.00%		290	571
Expressway Solar-light Power Generation Co., Ltd.	Power generation	KOREA	29.00%		1,856	2,883
Amman Asia Electric Power Company(*6)	Power generation	JORDAN	60.00%		111,476	192,164
KAPES, Inc.(*6)	R&D	KOREA	51.00%		5,629	10,832
Honam Wind Power Co., Ltd.	Power generation	KOREA	29.00%		3,480	4,375
Jeongam Wind Power Co., Ltd.(*15)	Power generation	KOREA	40.00%		5,580	4,437
Korea Power Engineering Service Co., Ltd.(*15)	Construction and service	KOREA	29.00%		290	4,902
Chun-cheon Energy Co., Ltd.	Power generation	KOREA	29.90%		52,700	34,872
Yeonggwangbaeksu Wind Power Co., Ltd.(*3)	Power generation	KOREA	15.00%		3,000	3,040
Nghi Son 2 Power LLC	Power generation	VIETNAM	50.00%		2,781	—
Kelar S.A.(*6)	Power generation	CHILE	65.00%		78,060	70,462
PT. Tanjung Power Indonesia	Power generation	INDONESIA	35.00%		26,892	34,327
Incheon New Power Co., Ltd.(*24)	Power generation	KOREA	29.00%		461	—
Seokmun Energy Co., Ltd.	Power generation	KOREA	29.00%		15,370	17,342
Daehan Wind Power PSC	Power generation	JORDAN	50.00%		3,191	1,757
Barakah One Company(*11)	Power generation	UAE	18.00%		118	—
Nawah Energy Company(*11)	Operation of utility plant	UAE	18.00%		296	285
MOMENTUM	International thermonuclear experimental reactor construction management	FRANCE	33.33%	￦	1	553
Daegu Green Power Co., Ltd.(*25)	Power generation	KOREA	29.00%		46,225	22,824
Yeonggwang Wind Power Co., Ltd.	Power generation	KOREA	46.00%		17,475	17,627
Chester Solar IV SpA	Power generation	CHILE	45.00%		1,700	672
Chester Solar V SpA	Power generation	CHILE	45.00%		525	146
Diego de Almagro Solar SpA	Power generation	CHILE	45.00%		2,091	1,035
South Jamaica Power Company Limited	Power generation	JAMAICA	20.00%		20,521	13,863
Daesan Green Energy Co., Ltd.	Power generation	KOREA	35.00%		17,850	17,182
RE Holiday Holdings LLC	Power generation	USA	50.00%		42,948	42,070
RE Pioneer Holdings LLC	Power generation	USA	50.00%		27,891	31,156
RE Barren Ridge 1 Holdings LLC	Power generation	USA	50.00%		28,021	42,916
RE Astoria 2 LandCo LLC	Power generation	USA	50.00%		5,188	5,602
RE Barren Ridge LandCo LLC	Power generation	USA	50.00%		2,187	1,966
Laurel SpA	Power generation	CHILE	45.00%		1,222	595
KIAMCO KOWEPO Bannerton Hold Co Pty Ltd(*3)	Power generation	AUSTRALIA	12.37%		4,095	4,024
Chile Solar JV SpA	Power generation	CHILE	50.00%		37,689	34,859
Taebaek Gadeoksan Wind Power Co., Ltd.	Power generation	KOREA	37.78%		8,500	7,846
Cheong-Song Noraesan Wind Power Co., Ltd.	Power generation	KOREA	29.01%		3,200	3,043
Chester Solar I SpA	Power generation	CHILE	45.00%		1,181	1,157
Solar Philippines Calatagan Corporation	Power generation	PHILIPPINES	38.00%		47,903	48,930
Saemangeum Solar Power Co., Ltd.(*21)	Power generation	KOREA	81.00%		10,000	8,324
Chungsongmeon BongSan wind power Co., Ltd.	Power generation	KOREA	29.00%		2,900	2,764
Jaeun Resident Wind Power Plant Co., Ltd.	Power generation	KOREA	29.00%		2,494	2,198
DE Energia SpA	Power generation	CHILE	49.00%		8,364	8,665
Dangjin Eco Power Co., Ltd. (newly)(*14)	Power generation	KOREA	34.00%		25,661	25,661
Haemodum Solar Co., Ltd.	Power generation	KOREA	49.00%		2,940	2,940
Yangyang Wind Power Co., Ltd.(*16)	Power generation	KOREA	99.54%		10,800	10,800
Horus Solar, S.A. De C.V.(*18)	Renewable power generation	MEXICO	14.95%		3,403	3,403
Recursos Solares PV De Mexico II, S.A. De C.V.(*18)	Renewable power generation	MEXICO	14.95%		672	672
Sunmex Renovables, S.A. De C.V.(*18)	Renewable power generation	MEXICO	14.95%		222	222
Stavro Holding II A.B.	Holding company	SWEDEN	20.00%		5,524	5,625

					1,504,710	1,663,029

				￦	4,044,666	5,914,831

(*1)	The effective percentage of ownership is 21.57% considering treasury stocks.

(*2)

The effective percentage of ownership is less than 20%. However, the Company can exercise significant influence by virtue of its contractual right to appoint directors to the board of directors of the entity, and by strict decision criteria of the Company’s financial and operating policy of the board of directors.

(*3)	According to the shareholders’ agreement, the parties have joint control over all decisions related to financial and operation. Accordingly, the entity is classified as joint ventures.

(*4)

The effective percentage of ownership is less than 20%. However, the Company can exercise significant influence by virtue of its contractual right to appoint one out of four members of the steering committee of the entity. Moreover, the Company has significant financial transactions, which can affect its influence on the entity.

(*5)

The effective percentage of ownership is 100%. However, the Government regulates the Company’s ability to make operating and financial decisions over the entity, as the Government requires maintaining arms-length transactions between KPX and the Company’s other subsidiaries. The Company can exercise significant influence by virtue of right to nominate directors to the board of directors of the entity.

(*6)

The effective percentage of ownership is more than 50%. However, according to the shareholders’ agreement, all critical financial and operating decisions must be agreed to by all ownership parties. Accordingly, the entities are classified as joint ventures.

(*7)

As of December 31, 2019, 15.64% of ownership of Hyundai Energy Co., Ltd. is held by NH Power ll Co., Ltd. and NH Bank. According to the shareholders’ agreement reached on March 2011, not only does the Company have a call option to acquire the investment in Hyundai Energy Co., Ltd. from NH Power ll Co., Ltd. and NH Bank with a certain rate of return, NH Power ll Co., Ltd. and NH Bank also have put options to dispose of their investment to the Company. In connection with this agreement, the Company applied the equity method on the investment in Hyundai Energy Co., Ltd. with 46.30% of ownership.

(*8)	Although the nominal percentage of ownership is 2.35%, the effective percentage of ownership is 25.54%, considering redeemable convertible preferred stock as a liability component.

(*9)

The effective percentage of ownership is less than 20% but the Company can exercise significant influence by virtue of its contractual right to appoint a director to the board of directors of the entity and the fact that the dominant portion of the investee’s sales transactions is generated from the Company.

(*10)

The effective percentage of ownership is more than 50% but the Company does not hold control over relevant business while it exercises significant influence by participating in the Investment Decision Committee. Accordingly, the entity is classified as an associate.

(*11)

The effective percentage of ownership is less than 20% but the Company has joint control over the entity as decisions on the major activities require the unanimous consent of the parties that collectively control the entity.

(*12)

The effective percentage of ownership is more than 50% but the Company does not hold control over the entity according to the shareholders’ agreement. Accordingly, the entity is classified as an associate.

(*13)	The effective percentage of ownership is 34.01% considering the conversion of redeemable convertible preferred stock into ordinary stock.

(*14)

Eumseong Natural Gas Power Co., Ltd. and Dangjin Eco Solar Power Co., Ltd. were established by spin-off from Dangjin Eco Power Co., Ltd. After the spin-off, Eumseong Natural Gas Power Co., Ltd. was merged and absorbed by the Company during December 2019.

(*15)

Daejung Offshore Wind Power Co., Ltd. and GS Donghae Electric Power Co., Ltd. are reclassified from joint ventures to associates, and Jeongam Wind Power Co., Ltd. and Korea Power Engineering Service Co., Ltd. are reclassified from associates to joint ventures during the year ended December 31, 2019.

(*16)

The temporary percentage of ownership is more than 50% due to differences in the timing of the payment. The Company is expected to exert significant influence after payment is completed in the first quarter of 2020.

(*17)

The effective percentage of ownership is less than 20%. However, the Company considers the major decision-making body to be the general decision of the board of directors, and the general decision of the board of directors can be passed only by two directors. Accordingly, the entities are classified as an associate.

(*18)

The effective percentage of ownership is less than 20%. However, according to the shareholders’ agreement, decisions on the major activities must be agreed to by all ownership parties. Accordingly, the entities are classified as joint ventures.

(*19)

Even though the effective percentage of ownership is more than 50%, the Company does not hold control over the entity according to its proportion to make decisions, which is less than 50%. However the Company can exercise significant influence on the entity by participating in the board of directors and others.Therefore the entity is classified as an associate.

(*20)

The effective percentage of ownership is less than 20%. However, the Company can exercise significant influence by virtue of its contractual right to appoint a director to the board of directors of the entity.

(*21)

The effective percentage of ownership is more than 50%. However, according to the shareholders’ agreement, all operation related decisions must be agreed by all ownership parties. Accordingly, the entity is classified as a joint venture.

(*22)

Although the investment amount is not paid as of December 31, 2019, the Company has an investment agreement on 50% of the interests. the Company can exercise significant influence by virtue of its contractual right to appoint a director to the board of directors of the entity.

(*23)

The Company recognized a full impairment loss for the carrying amount of Jinbhuvish Power Generation Pvt. Ltd. before the prior year, due to the Company’s decision to withdraw its business since there is no business activities occurring.

(*24)

The joint arrangement which the Company has joint control is structured through a separate company. The parties have joint control over the joint arrangement are classified as joint ventures, judging that they have rights to the net assets of the arrangement.

(*25)	Although the nominal percentage of ownership is 29.00%, the effective percentage of ownership is 52.24%, considering the interest of financial investors as a liability component.

2020
Investees	Key operation activities	Location	Percentage of ownership		Acquisition cost	Book value
	In millions of won
<Associates>
Korea Gas Corporation(*1)	Importing and wholesaling LNG	KOREA	20.47%	￦	94,500	1,647,325
Korea Electric Power Industrial Development Co., Ltd.	Electricity metering and others	KOREA	29.00%		4,727	25,630
YTN Co., Ltd.	Broadcasting	KOREA	21.43%		59,000	40,549
Gangwon Wind Power Co., Ltd.(*2)	Power generation	KOREA	15.00%		5,725	11,443
Hyundai Green Power Co., Ltd.	Power generation	KOREA	29.00%		88,885	132,774
Korea Power Exchange(*3)	Management of power market and others	KOREA	100.00%		127,839	269,122
Taebaek Wind Power Co., Ltd.	Power generation	KOREA	25.00%		3,810	6,392
Taebaek Guinemi Wind Power Co., Ltd.	Power generation	KOREA	25.00%		3,420	3,087
Pyeongchang Wind Power Co., Ltd.	Power generation	KOREA	25.00%		3,875	5,027
Daeryun Power Co., Ltd.(*2)	Power generation	KOREA	9.34%		40,854	26,353
Changjuk Wind Power Co., Ltd.	Power generation	KOREA	30.00%		3,801	7,867
KNH Solar Co., Ltd.	Power generation	KOREA	27.00%		1,296	2,436
SPC Power Corporation	Power generation	PHILIPPINES	38.00%		20,635	69,912
Gemeng International Energy Co., Ltd.	Power generation	CHINA	34.00%		413,153	679,708
PT. Cirebon Electric Power	Power generation	INDONESIA	27.50%		40,365	117,811
KNOC Nigerian East Oil Co., Ltd.(*4)	Resources development	NIGERIA	14.63%		12	—
KNOC Nigerian West Oil Co., Ltd.(*4)	Resources development	NIGERIA	14.63%		12	—
PT Wampu Electric Power	Power generation	INDONESIA	46.00%		21,292	27,865
PT. Bayan Resources TBK	Resources development	INDONESIA	20.00%		615,860	425,234
S-Power Co., Ltd.	Power generation	KOREA	49.00%		132,300	110,292
Pioneer Gas Power Limited	Power generation	INDIA	38.50%		49,831	—
Eurasia Energy Holdings	Power generation and resources development	RUSSIA	40.00%	￦	461	—
Xe-Pian Xe-Namnoy Power Co., Ltd.	Power generation	LAOS	25.00%		87,426	64,570
Hadong Mineral Fiber Co., Ltd.(*2)	Recycling fly ashes	KOREA	8.33%		50	—
PT. Mutiara Jawa	Manufacturing and operating floating coal terminal	INDONESIA	29.00%		2,978	1,780
Samcheok Eco Materials Co., Ltd.(*5)	Recycling fly ashes	KOREA	2.35%		686	—
Noeul Green Energy Co., Ltd.	Power generation	KOREA	29.00%		1,740	4,197
Goseong Green Power Co., Ltd.(*2)	Power generation	KOREA	1.12%		2,900	2,186
Gangneung Eco Power Co., Ltd.(*2)	Power generation	KOREA	1.61%		2,900	2,368
Shin Pyeongtaek Power Co., Ltd.	Power generation	KOREA	40.00%		72,000	69,591
Haeng Bok Do Si Photovoltaic Power Co., Ltd.	Power generation	KOREA	28.00%		194	210
Dongducheon Dream Power Co., Ltd.(*6)	Power generation	KOREA	33.61%		148,105	80,637
Jinbhuvish Power Generation Pvt. Ltd.(*2,7)	Power generation	INDIA	5.16%		9,000	—
Daejung Offshore Wind Power Co., Ltd.	Power generation	KOREA	46.59%		5,190	2,165
GS Donghae Electric Power Co., Ltd.	Power generation	KOREA	34.00%		204,000	244,426
Daegu Photovoltaic Co., Ltd.	Power generation	KOREA	29.00%		1,230	2,066
Busan Green Energy Co., Ltd.	Power generation	KOREA	29.00%		5,243	8,778
Gunsan Bio Energy Co., Ltd.(*2)	Power generation	KOREA	18.87%		1,000	—
Korea Electric Vehicle Charging Service	Electric vehicle charge service	KOREA	28.00%		2,800	576
Korea Nuclear Partners Co., Ltd.	Electric material agency	KOREA	28.98%		537	200
Korea Electric Power Corporation Fund(*8)	Developing electric enterprises	KOREA	98.09%		51,500	41,926
Energy Infra Asset Management Co., Ltd.(*2)	Asset management	KOREA	9.90%		297	938
Daegu clean Energy Co., Ltd.	Renewable power generation	KOREA	28.00%		140	12
Yaksu ESS Co., Ltd.	Installing ESS related equipment	KOREA	29.00%		210	454
Nepal Water & Energy Development Company Private Limited(*9)	Construction and operation of utility plant	NEPAL	60.35%		50,268	42,677
Gwangyang Green Energy Co., Ltd.	Power generation	KOREA	20.00%		2,000	926
PND solar Co., Ltd.	Power generation	KOREA	29.00%		1,250	1,149
Hyundai Eco Energy Co., Ltd.(*2)	Power generation	KOREA	19.00%		3,610	4,250
YeongGwang Yaksu Wind Electric Co., Ltd.(*2)	Power generation	KOREA	9.63%		533	312
Green Energy Electricity Generation Co., Ltd.	Power generation	KOREA	29.00%		1,189	25
Korea Energy Solutions Co., Ltd.	R & D	KOREA	20.00%		300	197
ITR Co., Ltd.	R & D	KOREA	20.00%		50	40
Structure test network Co., Ltd.	Technical testing and consulting	KOREA	20.00%		25	27
Namjeongsusang Solar Power Operation Co., Ltd.(*10)	Power generation	KOREA	15.00%		969	103
Indeck Niles Development, LLC(*11)	Power generation	USA	24.08%		45,562	20,627
Indeck Niles Asset Management, LLC	Power generation	USA	33.33%	￦	—	101
Hanwha Corporation-linked Sunlight Power Special Private Equity Investment Trust No. 1	Holding company	KOREA	49.00%		7,300	7,326
Suwon New Power Co., Ltd.	Power generation	KOREA	39.90%		798	1,054
KPGE Inc.	Power generation materials business	KOREA	29.00%		287	287
Gwangbaek Solar Power Investment Co., Ltd.	Power generation	KOREA	44.00%		4,757	4,682
Go deok Clean Energy Co., Ltd.(*12)	Fuel cell generation	KOREA	61.00%		1,830	960
SureDataLab Co., Ltd.	R & D	KOREA	23.95%		126	85
SEP Co., Ltd.	R & D	KOREA	21.26%		27	14
Hankook Electric Power Information Co., Ltd.	R & D	KOREA	25.25%		38	139
Tronix Co., Ltd.	R & D	KOREA	20.00%		75	119
O2&B Global Co., Ltd.	R & D	KOREA	20.00%		25	22
Muan Sunshine Solar Power Plant Co., Ltd.	Power generation	KOREA	20.00%		1,570	1,096
Bigeum Resident Photovoltaic Power Co., Ltd.	Power generation	KOREA	29.90%		1	—
Jeju SolarOne Co., Ltd.(*13)	Power generation	KOREA	10.00%		161	159
Goesan Solar Park Co., Ltd.	Power generation	KOREA	29.00%		1,276	1,684
Saemangeum Heemang Photovoltaic Co., Ltd.	Power generation	KOREA	35.00%		11,022	11,022
Bitgoel Eco Energy Co., Ltd.	Power generation	KOREA	29.00%		29	29
Jeju Gimnyeong Wind Power Co., Ltd.	Power generation	KOREA	30.00%		714	1,578
Seoroseoro Sunny Power Plant Co., Ltd.(*14)	Power generation	KOREA	19.46%		230	230
Muan Solar Park Co., Ltd.(*14)	Power generation	KOREA	19.00%		4,180	4,180
YuDang Solar Co., Ltd.	Power generation	KOREA	20.00%		360	360
Anjwa Smart Farm & Solar City Co., Ltd.(*14)	Power generation	KOREA	19.50%		5,510	5,510
Daewon Green Energy Co., Ltd.	Power generation	KOREA	25.36%		3,910	3,910

					2,481,761	4,250,787

<Joint ventures>
KEPCO-Uhde Inc.(*15)	Power generation	KOREA	52.80%		11,355	100
Shuweihat Asia Power Investment B.V.	Holding company	NETHERLANDS	49.00%		44,405	13,264
Shuweihat Asia Operation & Maintenance Company(*15)	Maintenance of utility plant	CAYMAN	55.00%		30	1,057
Waterbury Lake Uranium L.P.	Resources development	CANADA	33.10%		26,602	19,797
ASM-BG Investicii AD	Power generation	BULGARIA	50.00%		16,101	18,200
RES Technology AD	Power generation	BULGARIA	50.00%		15,595	15,930
KV Holdings, Inc.	Power generation	PHILIPPINES	40.00%		2,103	2,405
KEPCO SPC Power Corporation(*15)	Construction and operation of utility plant	PHILIPPINES	75.20%		94,579	201,663
Gansu Datang Yumen Wind Power Co., Ltd.	Power generation	CHINA	40.00%		16,621	6,530
Datang Chifeng Renewable Power Co., Ltd.	Power generation	CHINA	40.00%	￦	121,928	188,478
Datang KEPCO Chaoyang Renewable Power Co., Ltd.	Power generation	CHINA	40.00%		39,872	42,530
Rabigh Electricity Company	Power generation	SAUDI ARABIA	40.00%		109,743	97,157
Rabigh Operation & Maintenance Company Limited	Maintenance of utility plant	SAUDI ARABIA	40.00%		70	3,813
Jamaica Public Service Company Limited	Power generation	JAMAICA	40.00%		301,910	266,221
KW Nuclear Components Co., Ltd.	Manufacturing	KOREA	45.00%		833	11,171
Busan Shinho Solar Power Co., Ltd.	Power generation	KOREA	25.00%		2,100	5,378
Global Trade Of Power System Co., Ltd.(*16)	Exporting products and technology of small or medium business by proxy	KOREA	29.00%		290	546
Expressway Solar-light Power Generation Co., Ltd.(*16)	Power generation	KOREA	29.00%		1,856	2,896
Amman Asia Electric Power Company(*15)	Power generation	JORDAN	60.00%		111,476	161,253
KAPES, Inc.(*15)	R & D	KOREA	51.00%		5,629	—
Honam Wind Power Co., Ltd.	Power generation	KOREA	29.00%		3,480	3,887
Jeongam Wind Power Co., Ltd.	Power generation	KOREA	40.00%		5,580	4,620
Korea Power Engineering Service Co., Ltd.	Construction and service	KOREA	29.00%		290	5,362
Chun-cheon Energy Co., Ltd.	Power generation	KOREA	29.90%		52,700	27,518
Yeonggwangbaeksu Wind Power Co., Ltd.(*16)	Power generation	KOREA	15.00%		3,000	3,124
Nghi Son 2 Power LLC	Power generation	VIETNAM	50.00%		2,781	—
Kelar S.A.(*15)	Power generation	CHILE	65.00%		78,060	71,449
PT. Tanjung Power Indonesia	Power generation	INDONESIA	35.00%		26,892	33,063
Incheon New Power Co., Ltd.(*17)	Power generation	KOREA	29.00%		461	—
Seokmun Energy Co., Ltd.	Power generation	KOREA	29.00%		15,370	14,814
Daehan Wind Power PSC	Power generation	JORDAN	50.00%		7,493	—
Barakah One Company(*18)	Power generation	UAE	18.00%		118	—
Nawah Energy Company(*18)	Operation of utility plant	UAE	18.00%		296	270
MOMENTUM	International thermonuclear experimental reactor construction management	FRANCE	33.33%		1	565
Daegu Green Power Co., Ltd.(*19)	Power generation	KOREA	29.00%		46,225	23,045
Yeonggwang Wind Power Co., Ltd.	Power generation	KOREA	46.00%		17,475	17,256
Chester Solar IV SpA	Power generation	CHILE	45.00%		1,700	1,064
Chester Solar V SpA	Power generation	CHILE	45.00%		525	277
Diego de Almagro Solar SpA	Power generation	CHILE	45.00%		2,091	1,490
South Jamaica Power Company Limited	Power generation	JAMAICA	20.00%		20,521	31,897
Daesan Green Energy Co., Ltd.	Power generation	KOREA	35.00%		17,850	22,552
RE Holiday Holdings LLC	Power generation	USA	50.00%		42,948	68,809
RE Pioneer Holdings LLC	Power generation	USA	50.00%		27,891	49,639
RE Barren Ridge 1 Holdings LLC	Power generation	USA	50.00%		28,021	4,466
RE Astoria 2 LandCo LLC	Power generation	USA	50.00%		5,188	5,230
RE Barren Ridge LandCo LLC	Power generation	USA	50.00%	￦	2,187	1,847
Laurel SpA	Power generation	CHILE	45.00%		1,222	1,092
KIAMCO KOWEPO Bannerton Hold Co Pty Ltd(*16)	Power generation	AUSTRALIA	12.37%		4,095	4,129
Chile Solar JV SpA	Power generation	CHILE	50.00%		37,689	34,883
Taebaek Gadeoksan Wind Power Co., Ltd.	Power generation	KOREA	47.31%		12,570	13,362
Cheong-Song Noraesan Wind Power Co., Ltd.	Power generation	KOREA	29.01%		3,200	3,453
Chester Solar I SpA	Power generation	CHILE	45.00%		1,181	1,621
Solar Philippines Calatagan Corporation	Power generation	PHILIPPINES	38.00%		47,903	49,017
Saemangeum Solar Power Co., Ltd.(*20)	Power generation	KOREA	81.00%		26,399	24,292
Chungsongmeon BongSan wind power Co., Ltd.(*16)	Power generation	KOREA	29.00%		2,900	4,124
Jaeun Resident Wind Power Plant Co., Ltd.(*16)	Power generation	KOREA	29.00%		2,494	2,195
DE Energia SpA	Power generation	CHILE	49.00%		8,364	8,187
Dangjin Eco Power Co., Ltd.	Power generation	KOREA	34.00%		25,661	25,523
Haemodum Solar Co., Ltd.	Power generation	KOREA	49.00%		2,940	3,065
Yangyang Wind Power Co., Ltd.	Power generation	KOREA	50.00%		10,800	10,485
Horus Solar S.A. De C.V.(*21)	Renewable power generation	MEXICO	14.95%		5,068	3,394
Recursos Solares PV De Mexico II, S.S. De C.V.(*21)	Renewable power generation	MEXICO	14.95%		3,678	3,660
Sunmex Renovables, S.A. De C.V.(*21)	Renewable power generation	MEXICO	14.95%		307	240
Stavro Holding II A.B.	Holding company	SWEDEN	20.00%		8,829	9,277
Solaseado Solar Power Co., Ltd.	Power generation	KOREA	38.90%		7,020	9,915
Yeongam Solar Power Co., Ltd.(*16)	Power generation	KOREA	19.00%		6,460	6,042
Samsu Wind Power Co., Ltd.(*16)	Power generation	KOREA	19.00%		2,637	2,607
Pulau Indah Power Plant Sdn. Bhd.	Power generation	MALAYSIA	25.00%		11,569	11,204
Sam-Yang Photovoltaic Power Co., Ltd.	Power generation	KOREA	49.00%		5,245	5,535
NH-Amundi Global Infrastructure Investment Private Investment Trust 21	Holding company	KOREA	29.53%		20,952	22,242
Shin-han BNPP Private Investment Trust for East-West Sunlight Dream(*15)	Holding company	KOREA	90.00%		15,699	16,129
PT Barito Wahana Tenaga	Power generation	INDONESIA	30.61%		59,395	63,029
Cheongna Energy Co., Ltd.(*20, 22)	Generating and distributing vapor and hot/cold water	KOREA	50.10%		49,344	4,940
Naepo Green Energy Co., Ltd.(*23)	Power generation	KOREA	29.20%		29,200	—
Dayone Energy Co., Ltd. (formerly, Hyundai Energy Co., Ltd.)(*24)	Power generation	KOREA	30.66%		71,070	—
OneEnergy Asia Limited	Power generation	VIETNAM	40.00%		56,654	56,654
KAS Investment I LLC(*25)	Holding company	USA	29.89%		23,437	23,437
KAS Investment II LLC(*25)	Holding company	USA	29.89%		23,343	23,343
Energyco LLC	Power generation	KOREA	29.00%		1,659	1,659
CAES, LLC	Holding company	USA	36.00%		19,414	17,626
Hapcheon Floating Photovoltaic Power Plant Inc.(*16)	Power generation	KOREA	19.47%	￦	1,890	1,890
Busan Industrial Solar Power Co., Ltd.	Power generation	KOREA	28.02%		510	510
Bitsolar Energy Co., Ltd.	Power generation	KOREA	27.10%		352	352

					1,943,392	1,919,746

				￦	4,425,153	6,170,533

(*1)	The effective percentage of ownership is 22.02% considering treasury stocks.

(*2)

The effective percentage of ownership is less than 20%. However, the Company can exercise significant influence by virtue of its contractual right to appoint directors to the board of directors of the entity, and by strict decision criteria of the Company’s financial and operating policy of the board of directors.

(*3)

The effective percentage of ownership is 100%. However, the Government regulates the Company’s ability to make operating and financial decisions over the entity, as the Government requires maintaining arms-length transactions between KPX and the Company’s other subsidiaries. Accordingly, the entity is not classified as a consolidated subsidiary. The Company can exercise significant influence by virtue of right to nominate directors to the board of directors of the entity.

(*4)

The effective percentage of ownership is less than 20%. However, the Company can exercise significant influence by virtue of its contractual right to appoint one out of four members of the steering committee of the entity. Moreover, the Company has significant financial transactions, which can affect its significant influence on the entity.

(*5)	Although the nominal percentage of ownership is 2.35%, the effective percentage of ownership is 25.54%, considering redeemable convertible preferred stock as a liability component.

(*6)	The effective percentage of ownership is 34.01% considering the conversion of redeemable convertible preferred stock into ordinary stock.

(*7)

The Company recognized a full impairment loss for the carrying amount of Jinbhuvish Power Generation Pvt. Ltd. before the prior year, due to the Company’s decision to withdraw its business since there are no business activities occurring.

(*8)

The effective percentage of ownership is more than 50% but the Company does not hold control over relevant business while it exercises significant influence by participating in the Investment Decision Committee. Accordingly, the entity is classified as an associate.

(*9)

The effective percentage of ownership is more than 50% but the Company does not hold control over the entity according to the shareholders’ agreement. Accordingly, the entity is classified as an associate.

(*10)

The effective percentage of ownership is less than 20%. However, the Company considers the major decision-making body to be the general decision of the board of directors, and the general decision of the board of directors can be passed only by two directors of Namjeongsusang Solar Power Operation Co., Ltd. Accordingly, the entity is classified as an associate.

(*11)	According to the shareholders’ agreement, additional investment of 50% of total stake is agreed by March 2022.

(*12)

Even though the effective percentage of ownership is more than 50%, the Company does not hold control over the entity as it has less than 50% of decision-making rights. However the Company can exercise significant influence on the entity by participating in the board of directors and others.Therefore the entity is classified as an associate.

(*13)

It was newly invested during the year ended December 31, 2020. The effective percentage of ownership is less than 20%. However, it is classified as an associate, judging that the Company can exercise significant influence on the entity.

(*14)

The entities were newly invested during the year ended December 31, 2020. The effective percentage of ownership is less than 20%. However, the Company can exercise significant influence by virtue of its contractual right to appoint a director to the board of directors of the entity.

(*15)

The effective percentage of ownership is more than 50%. However, according to the shareholders’ agreement, all critical financial and operating decisions must be agreed to by all ownership parties. Accordingly, the entities are classified as joint ventures.

(*16)	According to the shareholders’ agreement, the parties have joint control over all decisions related to financial and operation. Accordingly, the entity is classified as joint ventures.

(*17)

The joint arrangement which the Company has joint control is structured through a separate company. The parties have joint control over the joint arrangement are classified as joint ventures, judging that they have rights to the net assets of the arrangement.

(*18)	The effective percentage of ownership is less than 20%. However, all operation related decisions must be agreed by ownership parties. Accordingly, the entity is classified as joint ventures.

(*19)	Although the nominal percentage of ownership is 29.00%, the effective percentage of ownership is 54.24%, considering the interest of financial investors as a liability component.

(*20)	The effective percentage of ownership is more than 50%. However, all operation related decisions must be agreed by all ownership parties. Accordingly, the entity is classified as a joint venture.

(*21)

The effective percentage of ownership is less than 20%. However, according to the shareholders’ agreement, decisions related pricipal operation must be agreed by all ownership parties. Accordingly, the Company can exercise significant influence.

(*22)	The classification of the entity was changed from an associate to a joint venture, due to the additional investment during the year ended December 31, 2020.

(*23)	The percentage of ownership decreased due to the unequal capital increase. The entity was reclassified from an associate to a joint venture, due to the changes in voting rights.

(*24)

The name of the entity has changed during the current year. According to the Dayone Energy Co., Ltd. (formerly, Hyundai Energy Co., Ltd.) Investment Agreement signed in March 2011, the Company has a commitment to guarantee principal and certain returns on shares of Dayone Energy Co., Ltd. (formerly, Hyundai Energy Co., Ltd.) held by NH Power 2nd Co., Ltd. and the National Agricultural Cooperative Federation. Since NH Power 2nd Co., Ltd. and the National Agricultural Cooperative Federation have put option regarding their share of the entity, the Company was deemed to have acquired an additional 15.64% stake. As a result, the effective percentage of ownership is 46.3% in the current and prior period. In accordance with shareholders’ agreement signed during the current period, the Company has joint control with other investors in making important financial and operation decisions, so it has been reclassified from an associate to a joint venture.

(*25)

The entities were included in the joint ventures due to the new investment during the year ended December 31, 2020. Since the final settlement of the entity was not completed before the Company’s financial statements date, the financial statements of October 7, were used for consolidation.

The fair value of associates
The fair value of associates which are actively traded on an open market and have a readily available market value as of December 31, 2019 and 2020 are as follows:

Investees		2019	2020
		In millions of won
<Associates>
Korea Electric Power Industrial Development Co., Ltd.	￦	33,089	45,048
Korea Gas Corporation(*)		715,365	584,010
YTN Co., Ltd.		18,450	27,000
SPC Power Corporation		117,230	139,698
PT. Bayan Resources TBK		880,860	798,510

(*)

An indicator of impairment has been identified for the Company’s investment in Korea Gas Corporation (“KOGAS”) for the years ended December 31, 2019 and 2020 as management determined that the carrying amount of the investment in KOGAS at ￦ 1,693,967 million and ￦ 1,647,325 million respectively were significantly higher than its fair value. Accordingly, management has assessed the recoverable amount of the investment by estimating the Company’s share of the present value of the estimated future cash flows expected to be generated by KOGAS. The carrying amount of KOGAS as at December 31, 2019 and 2020 are supported by the recoverable amount determination and as such, no impairment has been recognized for the years ended December 31, 2019 and 2020.

The recoverable amount estimate is most sensitive to assumptions regarding long-term revenue forecasts as well as the discount rate:

•	Revenue forecasts: price and volume of gas sold are based on the long-term natural gas supply and demand programs approved by the Ministry of Trade, Industry & Energy.

•

Discount rate: the discount rate is derived using the weighted average cost of capital methodology adjusted for any risks that are not reflected in the underlying cash flows. A real post-tax discount rate of 4.70% and 4.60% was applied to post-tax cash flows respectively as at December 31, 2019 and 2020.

Changes in circumstances may affect the assumptions used to determine recoverable amount and could result in an impairment of KOGAS at future reporting dates.

Changes in investments in associates and joint ventures
Changes in investments in associates and joint ventures for the years ended December 31, 2019 and 2020 are as follows:

2019
Investees		Beginning balance	Acquisition	Disposal	Dividends received	Share of income (loss)	Other comprehensive income (loss)	Others	Ending balance
		In millions of won
<Associates>
Korea Gas Corporation	￦	1,701,848	—	—	(25,704)	8,511	12,687	(3,375)	1,693,967
Korea Electric Power Industrial Development Co., Ltd.		21,838	—	—	(1,598)	5,002	—	151	25,393
YTN Co., Ltd.		40,338	—	—	(180)	(449)	5	33	39,747
Cheongna Energy Co., Ltd.		3,465	—	—	—	(2,054)	—	—	1,411
Gangwon Wind Power Co., Ltd.		13,220	—	—	(2,272)	1,379	—	—	12,327
Hyundai Green Power Co., Ltd.		127,160	—	—	(8,889)	5,982	—	—	124,253
Korea Power Exchange		251,802	—	—	—	10,907	—	(3,810)	258,899
AMEC Partners Korea Ltd.		209	—	—	—	—	3	(212)	—
Hyundai Energy Co., Ltd.		—	—	—	—	—	—	—	—
Ecollite Co., Ltd.		—	—	—	—	—	—	—	—
Taebaek Wind Power Co., Ltd.		5,665	—	—	—	1,374	—	—	7,039
Taebaek Guinemi Wind Power Co., Ltd.		2,569	—	—	—	(16)	—	—	2,553
Pyeongchang Wind Power Co., Ltd.		5,419	—	—	—	458	—	—	5,877
Daeryun Power Co., Ltd.		26,099	—	—	—	173	—	(25)	26,247
Changjuk Wind Power Co., Ltd.		8,086	—	—	—	434	—	—	8,520
KNH Solar Co., Ltd.	￦	2,337	—	—	—	45	—	—	2,382
SPC Power Corporation		57,558	—	—	(14,229)	5,929	14,286	39	63,583
Gemeng International Energy Co., Ltd.		647,010	—	—	(11,468)	26,300	9,209	(155)	670,896
PT. Cirebon Electric Power		108,628	—	—	—	11,079	(65)	3,783	123,425
KNOC Nigerian East Oil Co., Ltd.		—	—	—	—	(27)	(380)	407	—
KNOC Nigerian West Oil Co., Ltd.		—	—	—	—	(29)	(349)	378	—
PT Wampu Electric Power		31,097	—	—	—	(2,867)	2	1,123	29,355
PT. Bayan Resources TBK		511,646	—	—	(71,100)	6,181	(1,586)	—	445,141
S-Power Co., Ltd.		114,566	—	—	—	1,218	—	—	115,784
Pioneer Gas Power Limited		20,395	—	—	—	(20,784)	389	—	—
Eurasia Energy Holdings		—	—	—	—	—	—	—	—
Xe-Pian Xe-Namnoy Power Co., Ltd.		77,165	3,052	—	—	(10,210)	2,928	—	72,935
Hadong Mineral Fiber Co., Ltd.		—	—	—	—	—	—	—	—
Green Biomass Co., Ltd.		115	—	—	—	(73)	—	66	108
PT. Mutiara Jawa		365	—	—	—	1,031	42	—	1,438
Samcheok Eco Materials Co., Ltd.		—	—	—	—	—	—	—	—
Noeul Green Energy Co., Ltd.		8,015	—	—	—	(1,395)	—	(10)	6,610
Naepo Green Energy Co., Ltd.		—	—	—	—	—	—	—	—
Goseong Green Power Co., Ltd.		2,459	—	—	—	(119)	—	—	2,340
Gangneung Eco Power Co., Ltd.		2,495	—	—	—	(65)	—	—	2,430
Shin Pyeongtaek Power Co., Ltd.		67,600	—	—	—	(827)	198	(15)	66,956
Haeng Bok Do Si Photovoltaic Power Co., Ltd.		202	—	—	—	13	—	—	215
Dongducheon Dream Power Co., Ltd.		76,386	—	—	—	441	—	(280)	76,547
Jinbhuvish Power Generation Pvt. Ltd.		—	—	—	—	—	—	—	—
Daejung Offshore Wind Power Co., Ltd.		—	—	—	—	—	—	2,361	2,361
GS Donghae Electric Power Co., Ltd.		—	—	—	—	—	—	255,983	255,983
SE Green Energy Co., Ltd.		3,366	—	—	—	—	(75)	(3,291)	—
Daegu Photovoltaic Co., Ltd.		2,002	—	—	(327)	385	—	—	2,060
Jeongam Wind Power Co., Ltd.		4,589	—	—	—	(152)	—	(4,437)	—
Korea Power Engineering Service Co., Ltd.		4,333	—	—	—	508	—	(4,841)	—
Busan Green Energy Co., Ltd.		12,537	—	—	—	(1,884)	—	(16)	10,637
Gunsan Bio Energy Co., Ltd.		—	—	—	—	—	—	—	—
Korea Electric Vehicle Charging Service		1,593	—	—	—	(515)	—	(15)	1,063
Ulleungdo Natural Energy Co., Ltd.		4,628	—	—	—	(1)	—	(4,627)	—
Korea Nuclear Partners Co., Ltd.(*1)		175	—	—	—	(79)	—	(96)	—
Tamra Offshore Wind Power Co., Ltd.	￦	10,401	—	—	—	—	—	(10,401)	—
Korea Electric Power Corporation Fund		47,189	—	—	—	(6,931)	868	—	41,126
Energy Infra Asset Management Co., Ltd.		665	—	—	—	126	—	—	791
Daegu clean Energy Co., Ltd.		17	—	—	—	(4)	—	—	13
Yaksu ESSYaksu ESS Co., Ltd.		460	—	—	—	56	—	—	516
Nepal Water & Energy Development Company Private Limited		30,961	—	—	—	(854)	1,038	—	31,145
Gwangyang Green Energy Co., Ltd.		1,206	—	—	—	(258)	—	—	948
PND solar Co., Ltd.		1,020	—	—	—	124	—	—	1,144
Hyundai Eco Energy Co., Ltd.		3,388	—	—	—	393	—	—	3,781
YeongGwang Yaksu Wind Electric Co., Ltd		533	—	—	—	(147)	—	—	386
Green Energy Electricity Generation Co., Ltd.		—	1,189	—	—	(1,026)	—	—	163
Korea Energy Solutions Co., Ltd.		—	300	—	—	(41)	—	—	259
ITR Co., Ltd.		—	50	—	—	(17)	—	—	33
Structure Test Network Co., Ltd.		—	25	—	—	(4)	—	—	21
Namjeongsusang Solar Power Operation Co., Ltd.		—	969	—	—	(157)	—	—	812
Indeck Niles Development, LLC		—	—	—	—	—	—	—	—
Indeck Niles Asset Management, LLC		—	—	—	(245)	333	(1)	—	87
Hanwha Corporation-linked Sunlight Power Special Private Equity Investment Trust No. 1		—	7,105	—	—	21	—	—	7,126
Suwon New Power Co., Ltd.		—	798	—	—	—	—	—	798
KPGE Inc.		—	287	—	—	—	—	—	287
Gwangbaek Solar Power Investment Co., Ltd.		—	2,054	—	—	—	—	—	2,054
Godeok Clean Energy Co., Ltd.		—	1,830	—	—	—	—	—	1,830

		4,064,820	17,659	—	(136,012)	37,418	39,199	228,718	4,251,802

<Joint ventures>
KEPCO-Uhde Inc.		188	—	—	—	(54)	—	—	134
Eco Biomass Energy Sdn. Bhd.		—	—	—	—	—	—	—	—
Shuweihat Asia Power Investment B.V.		27,251	—	—	(2,176)	5,288	(12,045)	—	18,318
Shuweihat Asia Operation & Maintenance Company		792	—	—	(907)	1,040	(1)	484	1,408
Waterbury Lake Uranium L.P.		19,032	—	—	—	22	1,508	—	20,562
ASM-BG Investicii AD		21,379	—	—	(4,760)	2,442	315	—	19,376
RES Technology AD		15,209	—	—	—	963	76	—	16,248
KV Holdings, Inc.		1,918	—	—	(372)	751	144	—	2,441
KEPCO SPC Power Corporation	￦	208,306	—	—	(45,349)	48,043	3,781	13	214,794
Gansu Datang Yumen Wind Power Co., Ltd.		9,981	—	—	—	(2,050)	218	—	8,149
Datang Chifeng Renewable Power Co., Ltd.		166,162	—	—	—	16,325	2,820	—	185,307
Datang KEPCO Chaoyang Renewable Power Co., Ltd.		39,442	—	—	—	875	707	—	41,024
Rabigh Electricity Company		105,328	—	—	—	4,355	(1,734)	1,147	109,096
Rabigh Operation & Maintenance Company Limited		5,834	—	—	(2,222)	3,070	197	—	6,879
Jamaica Public Service Company Limited		239,632	—	—	(4,631)	10,166	8,440	—	253,607
KW Nuclear Components Co., Ltd.		7,708	—	—	(208)	1,552	—	—	9,052
Busan Shinho Solar Power Co., Ltd.		4,761	—	—	(430)	714	—	—	5,045
GS Donghae Electric Power Co., Ltd.		240,591	—	—	(10,200)	25,787	—	(256,178)	—
Global Trade Of Power System Co., Ltd.		515	—	—	—	56	—	—	571
Expressway Solar-light Power Generation Co., Ltd.		2,676	—	—	—	207	—	—	2,883
Daejung Offshore Wind Power Co., Ltd.		2,669	—	—	—	(308)	—	(2,361)	—
Amman Asia Electric Power Company		177,357	—	—	—	20,648	(5,841)	—	192,164
KAPES, Inc.		9,079	—	—	—	1,767	—	(14)	10,832
Dangjin Eco Power Co., Ltd.		19,912	—	(5,359)	—	(657)	16	(13,912)	—
Honam Wind Power Co., Ltd.		4,860	—	—	(587)	102	—	—	4,375
Jeongam Wind Power Co., Ltd.		—	—	—	—	—	—	4,437	4,437
Korea Power Engineering Service Co., Ltd.		—	—	—	—	—	—	4,902	4,902
Chun-cheon Energy Co., Ltd.(*3)		42,505	—	—	—	(7,385)	—	(248)	34,872
Yeonggwangbaeksu Wind Power Co., Ltd.		2,843	—	—	—	197	—	—	3,040
Nghi Son 2 Power LLC		—	—	—	—	—	—	—	—
Kelar S.A.		72,824	—	—	—	3,435	(8,416)	2,619	70,462
PT. Tanjung Power Indonesia		7,081	26,146	—	—	5,601	(4,489)	(12)	34,327
Incheon New Power Co., Ltd.(*4)		579	—	—	—	(232)	—	(347)	—
Seokmun Energy Co., Ltd.		16,751	—	—	—	591	—	—	17,342
Daehan Wind Power PSC		1,632	—	—	—	66	59	—	1,757
Barakah One Company		3,807	—	—	—	(2,668)	(1,139)	—	—
Nawah Energy Company		274	—	—	—	—	11	—	285
Momentum		582	—	—	(411)	380	2	—	553
Daegu Green Power Co., Ltd.(*2)		41,110	—	—	—	3,599	—	(21,885)	22,824
Yeonggwang Wind Power Co., Ltd.		15,304	2,100	—	—	223	—	—	17,627
Chester Solar IV SpA		1,851	—	—	—	(1,746)	(55)	622	672
Chester Solar V SpA		474	—	—	—	(619)	(6)	297	146
Diego de Almagro Solar SpA	￦	1,663	—	—	—	(1,014)	(86)	472	1,035
South Jamaica Power Company Limited		16,124	4,290	—	—	(7,131)	580	—	13,863
Daesan Green Energy Co., Ltd.		17,433	—	—	—	(251)	—	—	17,182
RE Holiday Holdings LLC		51,094	—	—	—	(6,525)	(2,500)	1	42,070
RE Pioneer Holdings LLC		38,898	—	—	(939)	(5,507)	(1,296)	—	31,156
RE Barren Ridge 1 Holdings LLC		41,415	—	—	(1,152)	4,609	(1,957)	1	42,916
RE Astoria 2 LandCo LLC		5,410	—	—	(430)	430	192	—	5,602
RE Barren Ridge LandCo LLC		1,898	—	—	(194)	172	90	—	1,966
Laurel SpA		921	—	—	—	(665)	(82)	421	595
KIAMCO KOWEPO Bannerton Hold Co Pty Ltd		3,940	—	—	—	(28)	112	—	4,024
Chile Solar JV SpA		36,865	—	—	—	842	(2,849)	1	34,859
Taebaek Gadeoksan Wind Power Co., Ltd.		8,508	—	—	—	(651)	(9)	(2)	7,846
Cheong-Song Noraesan Wind Power Co., Ltd.		2,073	1,127	—	—	(153)	(4)	—	3,043
Chester Solar I SpA		1,181	—	—	—	(112)	(79)	167	1,157
Solar Philippines Calatagan Corporation		47,903	—	—	(4,633)	4,305	1,355	—	48,930
Saemangeum Solar Power Co., Ltd.		—	10,000	—	—	(1,676)	—	—	8,324
Chungsongmeon BongSan wind power Co., Ltd.		—	2,900	—	—	(136)	—	—	2,764
Jaeun Resident Wind Power Plant Co., Ltd.		—	2,494	—	—	(296)	—	—	2,198
DE Energia SpA		—	8,364	—	—	647	(346)	—	8,665
Eumseong Natural Gas Power Co., Ltd.		—	—	—	—	—	—	—	—
Dangjin Eco Power Co., Ltd. (newly)		—	9,180	—	—	—	—	16,481	25,661
Haemodum Solar Co., Ltd.		—	2,940	—	—	—	—	—	2,940
Yangyang Wind Power Co., Ltd.		—	10,800	—	—	—	—	—	10,800
Horus Solar, S.A. De C.V.		—	3,403	—	—	—	—	—	3,403
Recursos Solares PV De Mexico II, S.A. De C.V.		—	672	—	—	—	—	—	672
Sunmex Renovables, S.A. De C.V.		—	222	—	—	—	—	—	222
Stavro Holding II A.B.		—	5,524	—	—	(4)	122	(17)	5,625

		1,813,525	90,162	(5,359)	(79,601)	129,402	(22,189)	(262,911)	1,663,029

	￦	5,878,345	107,821	(5,359)	(215,613)	166,820	17,010	(34,193)	5,914,831

(*1)

It was determined that there is objective evidence of impairment due to prolonged operating losses. As a result, the Company recognized an impairment loss of ￦96 million in impairment loss on investments in associates and joint ventures for the year ended December 31, 2019.

(*2)

It was determined that there is objective evidence of impairment due to prolonged operating losses. As a result, the Company recognized an impairment loss of ￦21,827 million in impairment loss on investments in associates and joint ventures for the year ended December 31, 2019.

(*3)

It was determined that there is objective evidence of impairment due to prolonged operating losses. As a result, the Company recognized an impairment loss of ￦248 million in impairment loss on investments in associates and joint ventures for the year ended December 31, 2019.

(*4)

It was determined that there is objective evidence of impairment due to prolonged operating losses. As a result, the Company recognized an impairment loss of ￦347 million in impairment loss on investments in associates and joint ventures for the year ended December 31, 2019.

2020
Investees		Beginning balance	Acquisitions	Disposals	Dividends received	Share of profit (loss)	Other comprehensive income (loss)	Others	Ending balance
		In millions of won
<Associates>
Korea Gas Corporation	￦	1,693,967	—	—	(7,182)	(14,104)	(25,023)	(333)	1,647,325
Korea Electric Power Industrial Development Co., Ltd.		25,393	—	—	(2,146)	3,806	—	(1,423)	25,630
YTN Co., Ltd.		39,747	—	—	(90)	1,086	(6)	(188)	40,549
Cheongna Energy Co., Ltd.		1,411	990	—	—	2,518	—	(4,919)	—
Gangwon Wind Power Co., Ltd.		12,327	—	—	(1,988)	1,104	—	—	11,443
Hyundai Green Power Co., Ltd.		124,253	—	—	(8,889)	17,410	—	—	132,774
Korea Power Exchange		258,899	—	—	—	1,860	1	8,362	269,122
Dayone Energy Co., Ltd. (formerly, Hyundai Energy Co., Ltd.)		—	—	—	—	—	—	—	—
Ecollite Co., Ltd.(*1)		—	—	—	—	—	—	—	—
Taebaek Wind Power Co., Ltd.		7,039	—	—	(175)	(472)	—	—	6,392
Taebaek Guinemi Wind Power Co., Ltd.		2,553	—	—	—	534	—	—	3,087
Pyeongchang Wind Power Co., Ltd.		5,877	—	—	(813)	(37)	—	—	5,027
Daeryun Power Co., Ltd.		26,247	—	—	—	104	—	2	26,353
Changjuk Wind Power Co., Ltd.		8,520	—	—	(750)	97	—	—	7,867
KNH Solar Co., Ltd.		2,382	—	—	—	54	—	—	2,436
SPC Power Corporation		63,583	—	—	(10,764)	5,491	11,649	(47)	69,912
Gemeng International Energy Co., Ltd.		670,896	—	—	(11,620)	15,965	4,468	(1)	679,708
PT. Cirebon Electric Power		123,425	—	—	(9,782)	11,330	434	(7,596)	117,811
KNOC Nigerian East Oil Co., Ltd.		—	—	—	—	(22)	671	(649)	—
KNOC Nigerian West Oil Co., Ltd.		—	—	—	—	(22)	617	(595)	—
PT Wampu Electric Power		29,355	—	—	(1,303)	3,245	(1,639)	(1,793)	27,865
PT. Bayan Resources TBK		445,141	—	—	(15,720)	17,139	(21,256)	(70)	425,234
S-Power Co., Ltd.		115,784	—	—	—	(5,429)	—	(63)	110,292
Pioneer Gas Power Limited		—	—	—	—	—	—	—	—
Eurasia Energy Holdings		—	—	—	—	—	—	—	—
Xe-Pian Xe-Namnoy Power Co., Ltd.		72,935	—	—	—	(2,896)	(5,469)	—	64,570
Hadong Mineral Fiber Co., Ltd.		—	—	—	—	—	—	—	—
Green Biomass Co., Ltd.		108	—	(108)	—	—	—	—	—
PT. Mutiara Jawa		1,438	—	—	—	459	(117)	—	1,780
Samcheok Eco Materials Co., Ltd.		—	—	—	—	—	—	—	—
Noeul Green Energy Co., Ltd.		6,610	—	—	—	(2,413)	—	—	4,197
Naepo Green Energy Co., Ltd.		—	—	—	—	(9,789)	—	9,789	—
Goseong Green Power Co., Ltd.		2,340	—	—	—	(154)	—	—	2,186
Gangneung Eco Power Co., Ltd.		2,430	—	—	—	(62)	—	—	2,368
Shin Pyeongtaek Power Co., Ltd.		66,956	—	—	—	11,877	(3,604)	(5,638)	69,591
Haeng Bok Do Si Photovoltaic Power Co., Ltd.		215	—	—	—	(5)	—	—	210
Dongducheon Dream Power Co., Ltd.		76,547	—	—	—	4,095	—	(5)	80,637
Jinbhuvish Power Generation Pvt. Ltd.		—	—	—	—	—	—	—	—
Daejung Offshore Wind Power Co., Ltd.	￦	2,361	—	—	—	(411)	—	215	2,165
GS Donghae Electric Power Co., Ltd.		255,983	—	—	(25,796)	14,265	—	(26)	244,426
Daegu Photovoltaic Co., Ltd.		2,060	—	—	(325)	331	—	—	2,066
Busan Green Energy Co., Ltd.		10,637	—	—	—	(1,862)	—	3	8,778
Gunsan Bio Energy Co., Ltd.		—	—	—	—	—	—	—	—
Korea Electric Vehicle Charging Service		1,063	—	—	—	(491)	—	4	576
Korea Nuclear Partners Co., Ltd.		—	247	—	—	(43)	(4)	—	200
Korea Electric Power Corporation Fund		41,126	—	—	—	(908)	1,708	—	41,926
Energy Infra Asset Management Co., Ltd.		791	—	—	—	147	—	—	938
Daegu clean Energy Co., Ltd.		13	—	—	—	(1)	—	—	12
Yaksu ESS Co., Ltd.		516	—	—	—	(62)	—	—	454
Nepal Water & Energy Development Company Private Limited		31,145	14,697	—	—	(1,699)	(1,466)	—	42,677
Gwangyang Green Energy Co., Ltd.		948	—	—	—	(22)	—	—	926
PND solar Co., Ltd.		1,144	—	—	—	5	—	—	1,149
Hyundai Eco Energy Co., Ltd.		3,781	—	—	—	469	—	—	4,250
YeongGwang Yaksu Wind Electric Co., Ltd.		386	—	—	—	(74)	—	—	312
<Associates>
Green Energy Electricity Generation Co., Ltd.		163	—	—	—	(138)	—	—	25
Korea Energy Solutions Co., Ltd.		259	—	—	—	(62)	—	—	197
ITR Co., Ltd.		33	—	—	—	7	—	—	40
Structure Test Network Co., Ltd.		21	—	—	—	6	—	—	27
Namjeongsusang Solar Power Operation Co., Ltd.		812	—	—	—	(709)	—	—	103
Indeck Niles Development, LLC		—	45,562	—	—	(13,344)	(9,846)	(1,745)	20,627
Indeck Niles Asset Management, LLC		87	—	—	(539)	559	—	(6)	101
Hanwha Corporation-linked Sunlight Power Special Private Equity Investment Trust No. 1		7,126	294	(99)	(291)	296	—	—	7,326
Suwon New Power Co., Ltd.		798	—	—	—	256	—	—	1,054
KPGE Inc.		287	—	—	—	—	—	—	287
Gwangbaek Solar Power Investment Co., Ltd.		2,054	2,703	—	—	(75)	—	—	4,682
Go deok Clean Energy Co., Ltd.		1,830	—	—	—	(843)	(27)	—	960
SureDataLab Co., Ltd.		—	126	—	—	(41)	—	—	85
SEP Co., Ltd.		—	27	—	—	(13)	—	—	14
Hankook Electric Power Information Co., Ltd.		—	38	—	—	101	—	—	139
Tronix Co., Ltd.		—	75	—	—	44	—	—	119
O2&B Global Co., Ltd.		—	25	—	—	(3)	—	—	22
Muan Sunshine Solar Power Plant Co., Ltd.		—	79	—	—	(475)	—	1,492	1,096
Bigeum Resident Photovoltaic Power Co., Ltd.		—	—	—	—	—	—	—	—
Jeju SolarOne Co., Ltd.	￦	—	161	—	—	—	(2)	—	159
Energy Innovation Fund I		—	4,000	—	(2)	(159)	—	(3,839)	—
Goesan Solar Park Co., Ltd.		—	1,276	—	—	408	—	—	1,684
Saemangeum Heemang Photovoltaic Co., Ltd.		—	11,022	—	—	—	—	—	11,022
Bitgoel Eco Energy Co., Ltd.		—	29	—	—	—	—	—	29
Jeju Gimnyeong Wind Power Co., Ltd.		—	714	—	—	864	—	—	1,578
Seoroseoro Sunny Power Plant Co., Ltd.		—	230	—	—	—	—	—	230
Muan Solar Park Co., Ltd.		—	4,180	—	—	—	—	—	4,180
YuDang Solar Co., Ltd.		—	360	—	—	—	—	—	360
Anjwa Smart Farm & Solar City Co., Ltd.		—	5,510	—	—	—	—	—	5,510
Daewon Green Energy Co., Ltd.		—	3,910	—	—	—	—	—	3,910

		4,251,802	96,255	(207)	(98,175)	59,092	(48,911)	(9,069)	4,250,787

<Joint ventures>
KEPCO-Uhde Inc.		134	—	—	—	(34)	—	—	100
Shuweihat Asia Power Investment B.V.		18,318	—	—	(4,337)	5,919	(6,636)	—	13,264
Shuweihat Asia Operation & Maintenance Company		1,408	—	—	(922)	1,074	(503)	—	1,057
Waterbury Lake Uranium L.P.		20,562	—	—	—	4	(769)	—	19,797
ASM-BG Investicii AD		19,376	—	—	(4,206)	2,575	455	—	18,200
RES Technology AD		16,248	—	—	(1,981)	1,051	612	—	15,930
KV Holdings, Inc.		2,441	—	—	(617)	580	1	—	2,405
KEPCO SPC Power Corporation		214,794	—	—	(48,486)	48,479	(12,995)	(129)	201,663
Gansu Datang Yumen Wind Power Co., Ltd.		8,149	—	—	—	(1,718)	99	—	6,530
Datang Chifeng Renewable Power Co., Ltd.		185,307	—	—	(13,453)	15,317	1,307	—	188,478
Datang KEPCO Chaoyang Renewable Power Co., Ltd.		41,024	—	—	—	1,231	275	—	42,530
<Joint ventures>
Rabigh Electricity Company		109,096	—	—	(14,956)	25,474	(22,458)	1	97,157
Rabigh Operation & Maintenance Company Limited		6,879	—	—	(5,340)	2,788	(514)	—	3,813
Jamaica Public Service Company Limited		253,607	—	—	(4,352)	24,669	(10,891)	3,188	266,221
KW Nuclear Components Co., Ltd.		9,052	—	—	(833)	2,952	—	—	11,171
Busan Shinho Solar Power Co., Ltd.		5,045	—	—	(330)	663	—	—	5,378
Global Trade Of Power System Co., Ltd.		571	—	—	—	(25)	—	—	546
Expressway Solar-light Power Generation Co., Ltd.		2,883	—	—	—	13	—	—	2,896
Amman Asia Electric Power Company		192,164	—	—	(28,281)	20,165	(22,795)	—	161,253
KAPES, Inc.		10,832	—	—	—	(10,806)	—	(26)	—
Honam Wind Power Co., Ltd.		4,375	—	—	(435)	(53)	—	—	3,887
Jeongam Wind Power Co., Ltd.		4,437	—	—	—	183	—	—	4,620
Korea Power Engineering Service Co., Ltd.	￦	4,902	—	—	—	446	—	14	5,362
Chun-cheon Energy Co., Ltd.		34,872	—	—	—	(7,354)	—	—	27,518
Yeonggwangbaeksu Wind Power Co., Ltd.		3,040	—	—	—	84	—	—	3,124
Nghi Son 2 Power LLC		—	—	—	—	—	—	—	—
Kelar S.A.		70,462	—	—	—	14,864	(9,186)	(4,691)	71,449
PT. Tanjung Power Indonesia		34,327	—	—	—	7,522	(9,220)	434	33,063
Incheon New Power Co., Ltd.		—	—	—	—	—	—	—	—
Seokmun Energy Co., Ltd.		17,342	—	—	—	(2,528)	—	—	14,814
Daehan Wind Power PSC		1,757	4,302	—	—	(626)	(5,433)	—	—
Barakah One Company		—	—	—	—	—	—	—	—
Nawah Energy Company		285	—	—	—	2	(17)	—	270
Momentum		553	—	—	(404)	399	17	—	565
Daegu Green Power Co., Ltd.		22,824	—	—	—	128	—	93	23,045
Yeonggwang Wind Power Co., Ltd.		17,627	—	—	—	(371)	—	—	17,256
Chester Solar IV SpA		672	—	—	—	389	80	(77)	1,064
Chester Solar V SpA		146	—	—	—	135	17	(21)	277
Diego de Almagro Solar SpA		1,035	—	—	—	455	107	(107)	1,490
South Jamaica Power Company Limited		13,863	—	—	—	20,468	(2,432)	(2)	31,897
Daesan Green Energy Co., Ltd.		17,182	—	—	—	5,371	—	(1)	22,552
RE Holiday Holdings LLC		42,070	—	—	—	33,072	(6,333)	—	68,809
RE Pioneer Holdings LLC		31,156	—	—	(1,246)	24,466	(4,737)	—	49,639
RE Barren Ridge 1 Holdings LLC		42,916	—	—	(872)	(35,735)	(1,843)	—	4,466
RE Astoria 2 LandCo LLC		5,602	—	—	(249)	210	(333)	—	5,230
RE Barren Ridge LandCo LLC		1,966	—	—	(95)	95	(119)	—	1,847
Laurel SpA		595	—	—	—	498	80	(81)	1,092
KIAMCO KOWEPO Bannerton Hold Co Pty Ltd		4,024	—	—	—	(24)	129	—	4,129
Chile Solar JV SpA		34,859	—	—	—	187	(163)	—	34,883
Taebaek Gadeoksan Wind Power Co., Ltd.		7,846	4,070	—	—	1,468	(22)	—	13,362
Cheong-Song Noraesan Wind Power Co., Ltd.		3,043	—	—	—	409	—	1	3,453
Chester Solar I SpA		1,157	—	—	—	472	107	(115)	1,621
Solar Philippines Calatagan Corporation		48,930	—	—	(6,439)	6,745	(219)	—	49,017
Saemangeum Solar Power Co., Ltd.		8,324	16,399	—	—	(431)	—	—	24,292
Chungsongmeon BongSan wind power Co., Ltd.		2,764	—	—	—	(232)	1,592	—	4,124
Jaeun Resident Wind Power Plant Co., Ltd.		2,198	—	—	—	(3)	—	—	2,195
DE Energia SpA		8,665	—	—	—	506	572	(1,556)	8,187
Dangjin Eco Power Co., Ltd.		25,661	—	—	—	96	(237)	3	25,523
Haemodum Solar Co., Ltd.		2,940	—	—	—	140	(15)	—	3,065
Yangyang Wind Power Co., Ltd.		10,800	—	—	—	(286)	(29)	—	10,485
Horus Solar, S.A. De C.V.		3,403	1,665	—	—	(1,985)	311	—	3,394
Recursos Solares PV De Mexico II, S.A. De C.V.		672	3,006	—	—	36	(54)	—	3,660
Sunmex Renovables, S.A. De C.V.		222	85	—	—	(46)	(21)	—	240
Stavro Holding II A.B.		5,625	3,305	—	—	(156)	346	157	9,277
<Joint ventures>
Solaseado Solar Power Co., Ltd.	￦	—	7,020	—	—	2,895	—	—	9,915
Yeongam Solar Power Co., Ltd.		—	6,460	—	—	(418)	—	—	6,042
Samsu Wind Power Co., Ltd.		—	2,637	—	—	(30)	—	—	2,607
Pulau Indah Power Plant Sdn. Bhd.		—	11,569	—	—	(144)	(221)	—	11,204
Sam-Yang Photovoltaic Power Co., Ltd.		—	5,245	—	—	290	—	—	5,535
NH-Amundi Global Infrastructure Investment Private Investment Trust 21		—	20,952	—	(1,388)	2,678	—	—	22,242
Shin-han BNPP Private Investment Trust for East-West Sunlight Dream		—	15,699	—	—	430	—	—	16,129
PT Barito Wahana Tenaga		—	59,395	—	—	4,923	(1,289)	—	63,029
Cheongna Energy Co., Ltd.		—	—	—	—	21	—	4,919	4,940
Naepo Green Energy Co., Ltd.		—	—	—	—	—	—	—	—
Dayone Energy Co., Ltd. (formerly, Hyundai Energy Co., Ltd.)		—	—	—	—	—	—	—	—
OneEnergy Asia Limited		—	56,654	—	—	—	—	—	56,654
KAS Investment I LLC		—	23,437	—	—	—	—	—	23,437
KAS Investment II LLC		—	23,343	—	—	—	—	—	23,343
Energyco LLC		—	1,659	—	—	—	—	—	1,659
CAES, LLC		—	19,414	—	(297)	—	—	(1,491)	17,626
Hapcheon Floating Photovoltaic Power Plant Inc.		—	1,890	—	—	—	—	—	1,890
Busan Industrial Solar Power Co., Ltd.		—	510	—	—	—	—	—	510
Bitsolar Energy Co., Ltd.		—	352	—	—	—	—	—	352

		1,663,029	289,068	—	(139,519)	220,032	(113,377)	513	1,919,746

		5,914,831	385,323	(207)	(237,694)	279,124	(162,288)	(8,556)	6,170,533

(*1)

The Company recognized an impairment loss for the carrying amount of Ecollite Co., Ltd. during the prior period due to the suspension of operating activities. Ecollite Co., Ltd. has been removed from associates since it is under the process of liquidation as of December 31, 2020.

Summary of financial information of associates and joint ventures
Summary of financial information of associates and joint ventures as of and for the years ended December 31, 2019 and 2020 are as follows:

2019
Investees		Total assets	Total liabilities	Sales	Profit (loss) for the year
		In millions of won
<Associates>
Korea Gas Corporation(*1)	￦	39,311,855	31,165,334	24,982,640	38,764
Korea Electric Power Industrial Development Co., Ltd.		186,434	98,872	306,026	17,467
YTN Co., Ltd.		281,699	96,211	127,782	(1,230)
Cheongna Energy Co., Ltd.		383,034	383,288	68,626	(2,567)
Gangwon Wind Power Co., Ltd.		83,528	1,674	24,116	9,380
Hyundai Green Power Co., Ltd.		1,086,738	658,279	507,653	26,222
Korea Power Exchange		315,683	54,926	107,034	8,268
Hyundai Energy Co., Ltd.		465,238	549,940	91,842	(27,882)
Ecollite Co., Ltd.		1,838	304	—	(97)
Taebaek Wind Power Co., Ltd.		36,182	8,027	6,177	5,494
Taebaek Guinemi Wind Power Co., Ltd.		35,061	24,847	349	(61)
Pyeongchang Wind Power Co., Ltd.		79,756	56,248	10,713	2,010
Daeryun Power Co., Ltd.		802,546	512,757	163,129	1,836
Changjuk Wind Power Co., Ltd.		29,875	1,476	6,076	1,447
KNH Solar Co., Ltd.		20,465	11,641	3,377	278
SPC Power Corporation		250,544	22,459	63,218	39,876
Gemeng International Energy Co., Ltd.		6,758,957	4,785,740	2,024,730	95,435
PT. Cirebon Electric Power		852,457	403,639	277,370	39,581
KNOC Nigerian East Oil Co., Ltd.		58,402	134,361	—	(182)
KNOC Nigerian West Oil Co., Ltd.		54,275	124,086	—	(180)
PT Wampu Electric Power		222,266	158,451	18,165	(2,315)
PT. Bayan Resources TBK		1,302,637	622,576	1,707,387	252,855
S-Power Co., Ltd.		805,622	566,025	576,554	2,319
Pioneer Gas Power Limited		309,059	367,399	—	(54,501)
Eurasia Energy Holdings		592	1,056	—	—
Xe-Pian Xe-Namnoy Power Co., Ltd.		1,194,125	898,023	6,731	(40,437)
Hadong Mineral Fiber Co., Ltd.		203	231	—	—
Green Biomass Co., Ltd.		3,866	2,487	17	(925)
PT. Mutiara Jawa		26,109	21,150	11,196	3,396
Samcheok Eco Materials Co., Ltd.		26,625	3,209	10,876	1,946
Noeul Green Energy Co., Ltd.		137,370	114,578	36,435	(4,810)
Naepo Green Energy Co., Ltd.		77,070	99,345	6,572	(31,577)
Goseong Green Power Co., Ltd.		3,399,058	3,177,210	—	(10,276)
Gangneung Eco Power Co., Ltd.		1,362,692	1,204,202	—	(3,830)
Shin Pyeongtaek Power Co., Ltd.		981,387	807,107	119,162	11,847
Haeng Bok Do Si Photovoltaic Power Co., Ltd.		2,483	1,722	454	47
Dongducheon Dream Power Co., Ltd.		1,474,224	1,206,478	689,414	2,849
Jinbhuvish Power Generation Pvt. Ltd.		64,111	13,240	—	—
Daejung Offshore Wind Power Co., Ltd.	￦	6,181	1,450	—	(617)
GS Donghae Electric Power Co., Ltd.		2,301,774	1,548,883	688,055	75,842
Daegu Photovoltaic Co., Ltd.		15,486	8,385	3,639	1,442
Busan Green Energy Co., Ltd.		173,537	136,857	52,256	(6,496)
Gunsan Bio Energy Co., Ltd.		10,614	28,062	—	(5,777)
Korea Electric Vehicle Charging Service		12,810	9,013	8,428	(1,841)
Korea Nuclear Partners Co., Ltd.		928	375	1,441	(50)
Korea Electric Power Corporation Fund		42,162	239	127	(5,430)
Energy Infra Asset Management Co., Ltd.		8,712	721	5,118	1,415
Daegu clean Energy Co., Ltd.		371	323	—	(14)
Yaksu ESS Co., Ltd.		7,325	5,551	1,191	363
Nepal Water & Energy Development Company Private Limited		78,309	26,783	—	(1,380)
Gwangyang Green Energy Co., Ltd.		28,816	24,164	—	(1,007)
PND solar Co., Ltd.		40,941	37,526	6,908	1,665
Hyundai Eco Energy Co., Ltd.		209,395	190,622	13,343	1,306
YeongGwang Yaksu Wind Electric Co., Ltd		46,488	45,594	6,511	(1,510)
Green Energy Electricity Generation Co., Ltd.		33,937	36,060	—	(5,923)
Korea Energy Solutions Co., Ltd.		1,285	18	134	(233)
ITR Co., Ltd.		376	214	167	(88)
Structure Test Network Co., Ltd.		89	249	76	(72)
Namjeongsusang Solar Power Operation Co., Ltd.		34,595	29,310	—	(1,149)
Indeck Niles Development, LLC		49,465	174	—	(25,430)
Indeck Niles Asset Management, LLC		271	9	1,513	753
Hanwha Corporation-linked Sunlight Power Special Private Equity Investment Trust No. 1		14,559	15	59	44
Suwon New Power Co., Ltd.		2,000	—	—	—
KPGE Inc.		984	—	—	(6)
Gwangbaek Solar Power Investment Co., Ltd.		193,464	183,063	7,635	(355)
Godeok Clean Energy Co., Ltd.		3,000	—	—	—

<Joint ventures>
KEPCO-Uhde Inc.		270	7	—	(107)
Shuweihat Asia Power Investment B.V.		37,389	5	—	(159)
Shuweihat Asia Operation & Maintenance Company		2,605	45	2,570	1,892
Waterbury Lake Uranium L.P.		61,548	4	—	—
ASM-BG Investicii AD		78,191	39,439	13,200	4,894
RES Technology AD		66,821	34,325	8,384	1,914
KV Holdings, Inc.		6,101	—	25	1,876
KEPCO SPC Power Corporation	￦	308,274	22,643	187,867	64,152
Gansu Datang Yumen Wind Power Co., Ltd.		77,313	56,941	6,106	(5,175)
Datang Chifeng Renewable Power Co., Ltd.		765,598	302,329	122,398	40,371
Datang KEPCO Chaoyang Renewable Power Co., Ltd.		189,157	86,596	23,910	2,188
Rabigh Electricity Company		2,538,719	2,100,347	208,514	1,567
Rabigh Operation & Maintenance Company Limited		36,121	18,923	23,777	7,203
Jamaica Public Service Company Limited		1,543,049	940,609	1,035,399	32,828
KW Nuclear Components Co., Ltd.		31,326	10,820	11,305	3,837
Busan Shinho Solar Power Co., Ltd.		42,318	22,137	7,843	2,856
Global Trade Of Power System Co., Ltd.		2,993	1,025	3,323	134
Expressway Solar-light Power Generation Co., Ltd.		17,653	7,712	2,991	709
Amman Asia Electric Power Company		821,997	501,723	23,866	34,424
KAPES, Inc.		124,396	103,158	93,831	3,465
Honam Wind Power Co., Ltd.		39,680	24,703	5,365	354
Jeongam Wind Power Co., Ltd.		94,134	83,041	11,644	2,005
Korea Power Engineering Service Co., Ltd.		19,052	2,150	12,284	1,749
Chun-cheon Energy Co., Ltd.		607,823	490,375	313,438	(24,490)
Yeonggwangbaeksu Wind Power Co., Ltd.		99,552	79,322	11,739	1,342
Nghi Son 2 Power LLC		1,589,928	1,795,578	1,008,326	71,803
Kelar S.A.		634,633	530,335	86,702	8,867
PT. Tanjung Power Indonesia		654,365	556,287	109,825	16,489
Incheon New Power Co., Ltd.		4,749	3,553	1,951	(800)
Seokmun Energy Co., Ltd.		242,332	182,533	44,733	2,606
Daehan Wind Power PSC		89,904	86,390	—	(767)
Barakah One Company		24,330,632	24,546,421	—	(112,114)
Nawah Energy Company		120,987	119,405	—	3
Momentum		8,904	7,245	21,171	1,099
Daegu Green Power Co., Ltd.		579,593	500,092	301,339	4,899
Yeonggwang Wind Power Co., Ltd.		262,610	225,361	24,256	(2,032)
Chester Solar IV SpA		13,443	12,079	1,590	(1,057)
Chester Solar V SpA		4,677	4,625	519	(402)
Diego de Almagro Solar SpA		18,984	16,901	1,954	(1,104)
South Jamaica Power Company Limited		364,347	295,029	7,224	(35,650)
Daesan Green Energy Co., Ltd.		232,170	183,079	—	(717)
RE Holiday Holdings LLC		331,862	247,722	18,744	(345)
RE Pioneer Holdings LLC		246,571	184,258	12,207	(1,912)
RE Barren Ridge 1 Holdings LLC		209,850	124,017	10,384	7,630
RE Astoria 2 Land Co LLC	￦	11,422	217	656	651
RE Barren Ridge Land Co LLC		4,019	87	262	260
Laurel SpA		12,979	12,076	961	(1,130)
KIAMCO KOWEPO Bannerton Hold Co Pty Ltd		32,883	425	—	(232)
Chile Solar JV SpA		69,903	186	591	1,686
Taebaek Gadeoksan Wind Power Co., Ltd.		70,270	49,500	—	(1,602)
Cheong-Song Noraesan Wind Power Co., Ltd.		51,247	40,969	—	(549)
Chester Solar I SpA		7,859	5,842	—	(204)
Solar Philippines Calatagan Corporation		98,577	47,956	18,720	11,331
Saemangeum Solar Power Co., Ltd.		13,740	3,270	—	(1,875)
Chungsongmeon BongSan wind power Co., Ltd.		27,659	24,272	—	(1,365)
Jaeun Resident Wind Power Plant Co., Ltd.		31,402	23,823	—	(844)
DE Energia SpA		64,959	50,971	1,254	(2,645)
Dangjin Eco Power Co., Ltd. (newly)		99,907	25,436	107	(737)
Haemodum Solar Co., Ltd.		7,237	1,237	—	—
Yangyang Wind Power Co., Ltd.		10,764	—	—	(11)
Horus Solar, S.A. De C.V.		10,566	8,503	—	(7)
Recursos Solares PV De Mexico II, S.A. De C.V.		3,848	2,885	—	22
Sunmex Renovables, S.A. De C.V.		3,170	2,171	—	13
Stavro Holding II A.B.		28,141	13	—	(18)

(*1)	The profit recognized for the years ended December 31, 2019 is reduced by the associate entity’s net income attributable to non-controlling interests.

2020
Investees		Total assets	Total liabilities	Sales	Profit (loss) for the period
		In millions of won
<Associates>
Korea Gas Corporation(*1)	￦	35,909,775	28,174,619	20,833,722	(172,060)
Korea Electric Power Industrial Development Co., Ltd.		164,015	75,636	297,962	16,284
YTN Co., Ltd.		295,151	105,923	126,730	7,095
Gangwon Wind Power Co., Ltd.		77,297	1,336	23,350	7,472
Hyundai Green Power Co., Ltd.		874,574	416,732	390,442	55,591
Korea Power Exchange		337,577	68,455	104,698	979
Taebaek Wind Power Co., Ltd.		28,048	2,480	4,364	(561)
Taebaek Guinemi Wind Power Co., Ltd.		44,434	32,085	5,023	1,368
Pyeongchang Wind Power Co., Ltd.		72,713	52,606	8,387	(154)
Daeryun Power Co., Ltd.		789,277	498,346	126,343	1,941
Changjuk Wind Power Co., Ltd.		27,515	1,292	4,777	656
KNH Solar Co., Ltd.	￦	18,240	9,219	3,564	728
SPC Power Corporation		255,462	17,705	47,091	39,677
Gemeng International Energy Co., Ltd.		7,427,157	5,428,013	1,955,707	64,077
PT. Cirebon Electric Power		730,020	301,615	246,014	40,676
KNOC Nigerian East Oil Co., Ltd.		22,215	93,736	—	(142)
KNOC Nigerian West Oil Co., Ltd.		23,999	89,739	—	(142)
PT Wampu Electric Power		199,841	139,264	20,265	7,372
PT. Bayan Resources TBK		1,544,875	795,131	1,646,390	219,406
S-Power Co., Ltd.		782,561	554,393	421,519	(10,805)
Pioneer Gas Power Limited		260,344	359,790	—	(44,568)
Eurasia Energy Holdings		556	993	—	—
Xe-Pian Xe-Namnoy Power Co., Ltd.		1,138,994	876,336	140,069	(11,318)
Hadong Mineral Fiber Co., Ltd.		203	231	—	—
PT. Mutiara Jawa		23,061	16,923	7,946	2,523
Samcheok Eco Materials Co., Ltd.		24,024	598	10,483	23
Noeul Green Energy Co., Ltd.		116,929	102,457	27,486	(8,303)
Goseong Green Power Co., Ltd.		4,559,480	4,351,119	—	(12,280)
Gangneung Eco Power Co., Ltd.		2,630,752	2,475,848	—	(3,623)
Shin Pyeongtaek Power Co., Ltd.		1,020,650	814,369	520,468	32,002
Haeng Bok Do Si Photovoltaic Power Co., Ltd.		2,001	1,258	387	(11)
Dongducheon Dream Power Co., Ltd.		1,374,640	1,095,926	524,890	10,982
Jinbhuvish Power Generation Pvt. Ltd.		58,699	12,122	—	—
Daejung Offshore Wind Power Co., Ltd.		6,281	1,634	—	(810)
GS Donghae Electric Power Co., Ltd.		2,174,835	1,455,935	685,579	41,955
Daegu Photovoltaic Co., Ltd.		13,843	6,718	3,343	1,149
Busan Green Energy Co., Ltd.		170,261	139,995	40,241	(6,422)
Gunsan Bio Energy Co., Ltd.		9,340	28,322	—	(1,501)
Korea Electric Vehicle Charging Service		8,173	6,116	10,807	(1,756)
Korea Nuclear Partners Co., Ltd.		1,350	105	1,062	(150)
Korea Electric Power Corporation Fund		42,988	249	82	(730)
Energy Infra Asset Management Co., Ltd.		10,424	946	5,130	1,488
Daegu clean Energy Co., Ltd.		368	324	—	(1)
Yaksu ESS Co., Ltd.		6,584	5,022	217	(212)
Nepal Water & Energy Development Company Private Limited		109,321	41,093	—	(444)
Gwangyang Green Energy Co., Ltd.		28,634	24,095	—	(113)
PND solar Co., Ltd.		38,997	35,566	5,129	(121)
Hyundai Eco Energy Co., Ltd.		195,040	173,800	24,166	4,280
YeongGwang Yaksu Wind Electric Co., Ltd.		43,039	42,915	5,802	(637)
Green Energy Electricity Generation Co., Ltd.		53,934	56,533	—	(920)
Korea Energy Solutions Co., Ltd.	￦	1,009	25	78	(280)
ITR Co., Ltd.		418	220	153	(66)
Structure test network Co., Ltd.		101	234	99	27
Namjeongsusang Solar Power Operation Co., Ltd.		63,041	62,488	1,128	(4,655)
Indeck Niles Development, LLC		772,124	738,826	—	(29,392)
Indeck Niles Asset Management, LLC		314	11	2,272	1,139
Hanwha Corporation-linked Sunlight Power Special Private Equity Investment Trust No. 1		15,157	206	634	603
Suwon New Power Co., Ltd.		1,974	8	—	—
KPGE Inc.		1,021	32	354	5
Gwangbaek Solar Power Investment Co., Ltd.		339,223	329,298	13,192	(329)
Go deok Clean Energy Co., Ltd.		1,639	65	—	(1,382)
SureDataLab Co., Ltd.		400	47	303	(108)
SEP Co., Ltd.		164	100	—	(63)
Hankook Electric Power Information Co., Ltd.		1,163	613	1,208	390
Tronix Co., Ltd.		942	349	2,030	(6)
O2&B Global Co., Ltd.		233	125	285	(57)
Muan Sunshine Solar Power Plant Co., Ltd.		147,908	144,898	6,017	(2,365)
Bigeum Resident Photovoltaic Power Co., Ltd.		11,164	11,551	—	(309)
Jeju SolarOne Co., Ltd.		1,608	14	—	(4)
Goesan Solar Park Co., Ltd.		56,332	50,524	2,809	(262)
Saemangeum Heemang Photovoltaic Co., Ltd.		35,447	6,070	—	(1,943)
Bitgoel Eco Energy Co., Ltd.		100	—	—	—
Jeju Gimnyeong Wind Power Co., Ltd.		72,557	67,297	8,927	(1,576)
Seoroseoro Sunny Power Plant Co., Ltd.		1,182	—	—	—
Muan Solar Park Co., Ltd.		245,431	225,057	14,359	(966)
YuDang Solar Co., Ltd.		23,360	20,876	1,611	686
Anjwa Smart Farm & Solar City Co., Ltd.		295,570	271,396	1,900	(1,684)
Daewon Green Energy Co., Ltd.		15,370	122	—	(93)

<Joint ventures>
KEPCO-Uhde Inc.		208	11	—	(66)
Shuweihat Asia Power Investment B.V.		27,073	4	—	12,080
Shuweihat Asia Operation & Maintenance Company		1,960	38	2,689	1,953
Waterbury Lake Uranium L.P.		59,885	77	—	—
ASM-BG Investicii AD		80,261	43,861	13,355	5,150
RES Technology AD		67,232	35,372	8,381	2,102
KV Holdings, Inc.		6,013	—	27	1,449
KEPCO SPC Power Corporation		289,271	21,102	184,481	66,311
Gansu Datang Yumen Wind Power Co., Ltd.	￦	69,668	53,343	7,157	(4,295)
Datang Chifeng Renewable Power Co., Ltd.		747,990	276,796	119,955	39,439
Datang KEPCO Chaoyang Renewable Power Co., Ltd.		182,342	76,018	26,378	2,914
Rabigh Electricity Company		2,294,880	1,898,701	293,722	94,927
Rabigh Operation & Maintenance Company Limited		28,666	19,133	26,268	7,318
Jamaica Public Service Company Limited		1,664,412	1,027,418	1,042,422	35,916
KW Nuclear Components Co., Ltd.		44,571	19,354	19,762	7,262
Busan Shinho Solar Power Co., Ltd.		39,266	17,754	7,296	2,652
Global Trade Of Power System Co., Ltd.		2,319	435	4,105	(96)
Expressway Solar-light Power Generation Co., Ltd.		14,801	4,816	2,298	144
Amman Asia Electric Power Company		725,101	456,346	20,586	33,608
KAPES, Inc.		127,418	95,322	167,201	10,908
Honam Wind Power Co., Ltd.		36,237	22,945	4,433	(220)
Jeongam Wind Power Co., Ltd.		89,829	78,279	9,757	412
Korea Power Engineering Service Co., Ltd.		24,162	5,674	9,435	1,538
Chun-cheon Energy Co., Ltd.		605,493	512,642	222,066	(24,597)
Yeonggwangbaeksu Wind Power Co., Ltd.		90,758	69,967	11,232	572
Nghi Son 2 Power LLC		2,207,764	2,474,324	819,706	108,832
Kelar S.A.		598,901	492,838	93,375	16,863
PT. Tanjung Power Indonesia		645,152	550,687	90,255	20,487
Incheon New Power Co., Ltd.		3,439	2,914	1,519	(670)
Seokmun Energy Co., Ltd.		227,539	176,457	33,677	(8,734)
Daehan Wind Power PSC		98,544	106,254	—	(765)
Barakah One Company		24,693,571	24,924,087	—	(4,520)
Nawah Energy Company		139,286	137,788	—	12
MOMENTUM		10,772	9,076	31,161	1,122
Daegu Green Power Co., Ltd.		549,034	469,126	221,382	290
Yeonggwang Wind Power Co., Ltd.		249,999	213,556	26,535	1,690
Chester Solar IV SpA		14,232	11,990	1,688	485
Chester Solar V SpA		4,674	4,313	588	150
Diego de Almagro Solar SpA		17,916	14,808	1,824	535
South Jamaica Power Company Limited		405,804	246,310	209,596	12,208
Daesan Green Energy Co., Ltd.		275,911	211,476	62,286	15,346
RE Holiday Holdings LLC		320,908	183,290	19,659	13,247
RE Pioneer Holdings LLC		236,565	137,287	12,410	8,821
RE Barren Ridge 1 Holdings LLC		194,643	87,171	10,679	(722)
RE Astoria 2 LandCo LLC		10,733	274	664	541
RE Barren Ridge LandCo LLC		3,776	82	266	223
Laurel SpA		13,529	11,496	1,704	702
KIAMCO KOWEPO Bannerton Hold Co Pty Ltd	￦	33,930	618	—	(191)
Chile Solar JV SpA		74,776	5,011	4,390	1,476
Taebaek Gadeoksan Wind Power Co., Ltd.		142,731	114,487	10,587	2,411
Cheong-Song Noraesan Wind Power Co., Ltd.		55,460	43,771	7,411	2,039
Chester Solar I SpA		12,795	9,713	1,111	824
Solar Philippines Calatagan Corporation		97,947	47,098	23,182	15,249
Saemangeum Solar Power Co., Ltd.		34,363	4,180	—	(532)
Chungsongmeon BongSan wind power Co., Ltd.		64,341	56,264	—	(1,206)
Jaeun Resident Wind Power Plant Co., Ltd.		63,940	56,371	—	(645)
DE Energia SpA		48,327	54,934	3,789	(21,087)
Dangjin Eco Power Co., Ltd.		97,834	23,769	3,953	565
Haemodum Solar Co., Ltd.		19,041	12,786	1,188	286
Yangyang Wind Power Co., Ltd.		20,917	33	—	(572)
Horus Solar, S.A. De C.V.		181,432	182,674	—	(13,285)
Recursos Solares PV De Mexico II, S.A. De C.V.		81,257	71,295	—	243
Sunmex Renovables, S.A. De C.V.		7,781	6,204	—	(309)
Stavro Holding II A.B.		46,394	9	—	(782)
Solaseado Solar Power Co., Ltd.		349,855	327,865	43,782	7,443
Yeongam Solar Power Co., Ltd.		312,960	285,231	17,347	(3,324)
Samsu Wind Power Co., Ltd.		59,597	45,877	—	243
Pulau Indah Power Plant Sdn. Bhd.		31,538	9,293	—	(894)
Sam-Yang Photovoltaic Power Co., Ltd.		55,345	44,049	2,769	592
NH-Amundi Global Infrastructure Investment Private Investment Trust 21		73,573	39	1,770	8,989
Shin-han BNPP Private Investment Trust for East-West Sunlight Dream		17,932	11	6	478
PT Barito Wahana Tenaga		205,894	—	—	28,631
Cheongna Energy Co., Ltd.		341,478	335,736	78,387	5,995
Naepo Green Energy Co., Ltd.		152,003	159,805	7,056	(28,043)
DAYONE ENERGY Co., Ltd. (formerly, Hyundai Energy Co., Ltd.)		441,875	496,355	93,832	30,269
OneEnergy Asia Limited		78,005	150	—	(578)
KAS INVESTMENT I LLC		78,410	—	—	—
KAS INVESTMENT II LLC		78,096	—	—	—
Energyco LLC		3,425	563	—	(2,856)
CAES, LLC		40,840	—	—	(1,656)
Hapcheon Floating Photovoltaic Power Plant Inc.		9,708	—	—	—
Busan Industrial Solar Power Co., Ltd.		15,283	14,499	19	(485)
Bitsolar Energy Co., Ltd.		144,758	149,561	—	(6,116)

(*1) The loss for the year ended December 31, 2020 is reduced by the associate entity’s net income (loss) attributable to non-controlling interests.

Financial information of associates and joint ventures in consolidated financial statements
Financial information of associates and joint ventures reconciled to the Company’s investments in consolidated financial statements as of December 31, 2019 and 2020 are as follows:

2019
Investees		Net assets	Percentage of ownership(*)	Share in net assets	Investment differential	Intercompany transaction	Others	Book value
		In millions of won
<Associates>
Korea Gas Corporation	￦	8,146,521	21.57%	1,757,205	—	—	(63,238)	1,693,967
Korea Electric Power Industrial Development Co., Ltd.		87,562	29.00%	25,393	—	—	—	25,393
YTN Co., Ltd.		185,488	21.43%	39,747	—	—	—	39,747
Cheongna Energy Co., Ltd.		(254)	43.90%	(112)	2,584	(1,061)	—	1,411
Gangwon Wind Power Co., Ltd.		81,854	15.00%	12,278	49	—	—	12,327
Hyundai Green Power Co., Ltd.		428,459	29.00%	124,253	—	—	—	124,253
Korea Power Exchange		260,757	100.00%	260,757	—	—	(1,858)	258,899
Hyundai Energy Co., Ltd.		(84,702)	46.30%	(39,217)	—	(954)	40,171	—
Ecollite Co., Ltd.		1,534	36.10%	554	—	—	(554)	—
Taebaek Wind Power Co., Ltd.		28,155	25.00%	7,039	—	—	—	7,039
Taebaek Guinemi Wind Power Co., Ltd.		10,214	25.00%	2,553	—	—	—	2,553
Pyeongchang Wind Power Co., Ltd.		23,508	25.00%	5,877	—	—	—	5,877
Daeryun Power Co., Ltd.		289,789	9.34%	27,066	—	—	(819)	26,247
Changjuk Wind Power Co., Ltd.		28,399	30.00%	8,520	—	—	—	8,520
KNH Solar Co., Ltd.		8,824	27.00%	2,382	—	—	—	2,382
SPC Power Corporation		228,085	38.00%	86,672	—	—	(23,089)	63,583
Gemeng International Energy Co., Ltd.		1,973,217	34.00%	670,896	—	—	—	670,896
PT. Cirebon Electric Power		448,818	27.50%	123,425	—	—	—	123,425
KNOC Nigerian East Oil Co., Ltd.		(75,959)	14.63%	(11,113)	—	—	11,113	—
KNOC Nigerian West Oil Co., Ltd.		(69,811)	14.63%	(10,213)	—	—	10,213	—
PT Wampu Electric Power		63,815	46.00%	29,355	—	—	—	29,355
PT. Bayan Resources TBK		680,061	20.00%	136,012	385,508	—	(76,379)	445,141
S-Power Co., Ltd.		239,597	49.00%	117,403	—	(1,619)	—	115,784
Pioneer Gas Power Limited		(58,340)	38.50%	(22,459)	22,278	—	181	—
Eurasia Energy Holdings		(464)	40.00%	(186)	—	—	186	—
Xe-Pian Xe-Namnoy Power Co., Ltd.		296,102	25.00%	74,026	305	(1,106)	(290)	72,935
Hadong Mineral Fiber Co., Ltd.		(28)	8.33%	(2)	—	—	2	—
Green Biomass Co., Ltd.		1,379	7.85%	108	—	—	—	108
PT. Mutiara Jawa		4,959	29.00%	1,438	—	—	—	1,438
Samcheok Eco Materials Co., Ltd.		23,416	25.54%	5,980	—	—	(5,980)	—
Noeul Green Energy Co., Ltd.		22,792	29.00%	6,610	—	—	—	6,610
Naepo Green Energy Co., Ltd.		(22,275)	41.67%	(9,281)	2	—	9,279	—
Goseong Green Power Co., Ltd.		221,848	1.12%	2,474	—	(134)	—	2,340
Gangneung Eco Power Co., Ltd.		158,490	1.61%	2,553	—	(123)	—	2,430
Shin Pyeongtaek Power Co., Ltd.		174,280	40.00%	69,712	12,800	(15,556)	—	66,956
Haeng Bok Do Si Photovoltaic Power Co., Ltd.		761	28.00%	213	—	—	2	215
Dongducheon Dream Power Co., Ltd.		267,746	34.01%	91,060	1,757	(3,688)	(12,582)	76,547
Jinbhuvish Power Generation Pvt. Ltd.		50,871	5.16%	2,625	—	—	(2,625)	—
Daejung Offshore Wind Power Co., Ltd.		4,731	49.90%	2,361	—	—	—	2,361
GS Donghae Electric Power Co., Ltd.		752,891	34.00%	255,983	—	—	—	255,983
Daegu Photovoltaic Co., Ltd.		7,101	29.00%	2,060	—	—	—	2,060
Busan Green Energy Co., Ltd.		36,680	29.00%	10,637	—	—	—	10,637
Gunsan Bio Energy Co., Ltd.		(17,448)	18.87%	(3,292)	—	—	3,292	—
Korea Electric Vehicle Charging Service		3,797	28.00%	1,063	—	—	—	1,063
Korea Nuclear Partners Co., Ltd.	￦	553	29.00%	160	—	—	(160)	—
Korea Electric Power Corporation Fund		41,923	98.09%	41,122	—	—	4	41,126
Energy Infra Asset Management Co., Ltd.		7,991	9.90%	791	—	—	—	791
Daegu clean Energy Co., Ltd.		48	28.00%	13	—	—	—	13
Yaksu ESS Co., Ltd.		1,774	29.00%	514	2	—	—	516
Nepal Water & Energy Development Company Private Limited		51,526	58.59%	30,173	972	—	—	31,145
Gwangyang Green Energy Co., Ltd.		4,652	20.00%	930	18	—	—	948
PND solar Co., Ltd.		3,415	29.00%	990	154	—	—	1,144
Hyundai Eco Energy Co., Ltd.		18,773	19.00%	3,567	214	—	—	3,781
YeongGwang Yaksu Wind Electric Co., Ltd		894	9.63%	86	300	—	—	386
Green Energy Electricity Generation Co., Ltd.		(2,123)	29.00%	(616)	779	—	—	163
Korea Energy Solutions Co., Ltd.		1,267	20.00%	253	6	—	—	259
ITR Co., Ltd.		162	20.00%	32	1	—	—	33
Structure test network Co., Ltd.		(160)	20.00%	(32)	53	—	—	21
Namjeongsusang Solar Power Operation Co., Ltd.		5,285	15.00%	793	19	—	—	812
Indeck Niles Development, LLC		49,291	50.00%	24,646	—	—	(24,646)	—
Indeck Niles Asset Management, LLC		262	33.33%	87	—	—	—	87
Hanwha Corporation-linked Sunlight Power Special Private Equity Investment Trust No. 1		14,544	49.00%	7,126	—	—	—	7,126
Suwon New Power Co., Ltd.		2,000	33.11%	662	—	—	136	798
KPGE Inc.		984	29.00%	285	—	—	2	287
Gwangbaek Solar Power Investment Co., Ltd.		10,401	19.00%	1,976	78	—	—	2,054
Go deok Clean Energy Co., Ltd.		3,000	61.00%	1,830	—	—	—	1,830

<Joint ventures>
KEPCO-Uhde Inc.		263	50.80%	134	—	—	—	134
Shuweihat Asia Power Investment B.V.		37,384	49.00%	18,318	—	—	—	18,318
Shuweihat Asia Operation & Maintenance Company		2,560	55.00%	1,408	—	—	—	1,408
Waterbury Lake Uranium L.P.		61,544	33.41%	20,562	—	—	—	20,562
ASM-BG Investicii AD		38,752	50.00%	19,376	—	—	—	19,376
RES Technology AD		32,496	50.00%	16,248	—	—	—	16,248
KV Holdings, Inc.		6,101	40.00%	2,441	—	—	—	2,441
KEPCO SPC Power Corporation		285,631	75.20%	214,794	—	—	—	214,794
Gansu Datang Yumen Wind Power Co., Ltd.		20,372	40.00%	8,149	—	—	—	8,149
Datang Chifeng Renewable Power Co., Ltd.		463,269	40.00%	185,307	—	—	—	185,307
Datang KEPCO Chaoyang Renewable Power Co., Ltd.		102,561	40.00%	41,024	—	—	—	41,024
Rabigh Electricity Company		438,372	40.00%	175,349	—	(65,450)	(803)	109,096
Rabigh Operation & Maintenance Company Limited	￦	17,198	40.00%	6,879	—	—	—	6,879
Jamaica Public Service Company Limited		602,440	40.00%	240,976	(80,161)	—	92,792	253,607
KW Nuclear Components Co., Ltd.		20,506	45.00%	9,228	—	—	(176)	9,052
Busan Shinho Solar Power Co., Ltd.		20,181	25.00%	5,045	—	—	—	5,045
Global Trade Of Power System Co., Ltd.		1,968	29.00%	571	—	—	—	571
Expressway Solar-light Power Generation Co., Ltd.		9,941	29.00%	2,883	—	—	—	2,883
Amman Asia Electric Power Company		320,274	60.00%	192,164	—	—	—	192,164
KAPES, Inc.		21,238	51.00%	10,832	—	—	—	10,832
Honam Wind Power Co., Ltd.		14,977	29.00%	4,343	32	—	—	4,375
Jeongam Wind Power Co., Ltd.		11,093	40.00%	4,437	—	—	—	4,437
Korea Power Engineering Service Co., Ltd.		16,902	29.00%	4,902	—	—	—	4,902
Chun-cheon Energy Co., Ltd.		117,448	29.90%	35,117	—	—	(245)	34,872
Yeonggwangbaeksu Wind Power Co., Ltd.		20,230	15.00%	3,035	5	—	—	3,040
Nghi Son 2 Power LLC		(205,650)	50.00%	(102,825)	—	—	102,825	—
Kelar S.A.		104,298	65.00%	67,794	2,668	—	—	70,462
PT. Tanjung Power Indonesia		98,078	35.00%	34,327	—	—	—	34,327
Incheon New Power Co., Ltd.		1,196	29.00%	347	—	—	(347)	—
Seokmun Energy Co., Ltd.		59,799	29.00%	17,342	—	—	—	17,342
Daehan Wind Power PSC		3,514	50.00%	1,757	—	—	—	1,757
Barakah One Company		(215,789)	18.00%	(38,842)	—	(77,254)	116,096	—
Nawah Energy Company		1,582	18.00%	285	—	—	—	285
MOMENTUM		1,659	33.33%	553	—	—	—	553
Daegu Green Power Co., Ltd.		79,501	54.24%	43,124	84	—	(20,384)	22,824
Yeonggwang Wind Power Co., Ltd.		37,249	46.00%	17,135	492	—	—	17,627
Chester Solar IV SpA		1,364	45.00%	614	58	—	—	672
Chester Solar V SpA		52	45.00%	23	123	—	—	146
Diego de Almagro Solar SpA		2,083	45.00%	937	98	—	—	1,035
South Jamaica Power Company Limited		69,318	20.00%	13,863	—	—	—	13,863
Daesan Green Energy Co., Ltd.		49,091	35.00%	17,182	—	—	—	17,182
RE Holiday Holdings LLC		84,140	50.00%	42,070	—	—	—	42,070
RE Pioneer Holdings LLC		62,313	50.00%	31,156	—	—	—	31,156
RE Barren Ridge 1 Holdings LLC		85,833	50.00%	42,916	—	—	—	42,916
RE Astoria 2 LandCo LLC		11,205	50.00%	5,602	—	—	—	5,602
RE Barren Ridge LandCo LLC		3,932	50.00%	1,966	—	—	—	1,966
Laurel SpA		903	45.00%	406	189	—	—	595
KIAMCO KOWEPO Bannerton Hold Co Pty Ltd		32,458	12.37%	4,015	9	—	—	4,024
Chile Solar JV SpA		69,717	50.00%	34,859	—	—	—	34,859
Taebaek Gadeoksan Wind Power Co., Ltd.		20,770	37.78%	7,846	—	—	—	7,846
Cheong-Song Noraesan Wind Power Co., Ltd.		10,278	29.01%	2,982	61	—	—	3,043
Chester Solar I SpA		2,017	45.00%	908	249	—	—	1,157
Solar Philippines Calatagan Corporation	￦	50,621	38.00%	19,236	29,694	—	—	48,930
Saemangeum Solar Power Co., Ltd.		10,470	81.00%	8,481	—	—	(157)	8,324
Chungsongmeon BongSan wind power Co., Ltd.		3,387	29.00%	982	1,782	—	—	2,764
Jaeun Resident Wind Power Plant Co., Ltd.		7,579	29.00%	2,198	—	—	—	2,198
DE Energia SpA		13,988	49.00%	6,854	—	—	1,811	8,665
Dangjin Eco Power Co., Ltd. (newly)		74,471	34.00%	25,320	341	—	—	25,661
Haemodum Solar Co., Ltd.		6,000	49.00%	2,940	—	—	—	2,940
Yangyang Wind Power Co., Ltd.		10,764	99.54%	10,714	86	—	—	10,800
Horus Solar, S.A. De C.V.		2,063	14.95%	308	3,095	—	—	3,403
Recursos Solares PV De Mexico II, S.A. De C.V.		963	14.95%	144	528	—	—	672
Sunmex Renovables, S.A. De C.V.		999	14.95%	149	73	—	—	222
Stavro Holding II A.B.		28,128	20.00%	5,625	—	—	—	5,625

(*)	The percentage of ownership shown above is after considering the treasury stocks and others.

2020
Investees		Net assets	Percentage of ownership(*)	Share in net assets	Investment differential	Intercompany transaction	Others	Book value
		In millions of won
<Associates>
Korea Gas Corporation	￦	7,735,156	22.02%	1,703,281	—	—	(55,956)	1,647,325
Korea Electric Power Industrial Development Co., Ltd.		88,379	29.00%	25,630	—	—	—	25,630
YTN Co., Ltd.		189,228	21.43%	40,549	—	—	—	40,549
Gangwon Wind Power Co., Ltd.		75,961	15.00%	11,394	49	—	—	11,443
Hyundai Green Power Co., Ltd.		457,842	29.00%	132,774	—	—	—	132,774
Korea Power Exchange		269,122	100.00%	269,122	—	—	—	269,122
Taebaek Wind Power Co., Ltd.		25,568	25.00%	6,392	—	—	—	6,392
Taebaek Guinemi Wind Power Co., Ltd.		12,349	25.00%	3,087	—	—	—	3,087
Pyeongchang Wind Power Co., Ltd.		20,107	25.00%	5,027	—	—	—	5,027
Daeryun Power Co., Ltd.		290,931	9.34%	27,173	—	—	(820)	26,353
Changjuk Wind Power Co., Ltd.		26,223	30.00%	7,867	—	—	—	7,867
KNH Solar Co., Ltd.		9,021	27.00%	2,436	—	—	—	2,436
SPC Power Corporation		237,757	38.00%	90,348	—	—	(20,436)	69,912
Gemeng International Energy Co., Ltd.		1,999,144	34.00%	679,709	—	—	(1)	679,708
PT. Cirebon Electric Power		428,405	27.50%	117,811	—	—	—	117,811
KNOC Nigerian East Oil Co., Ltd.		(71,521)	14.63%	(10,464)	—	—	10,464	—
KNOC Nigerian West Oil Co., Ltd.		(65,740)	14.63%	(9,618)	—	—	9,618	—
PT Wampu Electric Power		60,577	46.00%	27,865	—	—	—	27,865
PT. Bayan Resources TBK		749,744	20.00%	149,949	351,662	—	(76,377)	425,234
S-Power Co., Ltd.		228,168	49.00%	111,802	—	(1,510)	—	110,292
Pioneer Gas Power Limited		(99,446)	38.50%	(38,284)	22,278	—	16,006	—
Eurasia Energy Holdings		(437)	40.00%	(175)	—	—	175	—
Xe-Pian Xe-Namnoy Power Co., Ltd.	￦	262,658	25.00%	65,665	305	(1,110)	(290)	64,570
Hadong Mineral Fiber Co., Ltd.		(28)	8.33%	(2)	—	—	2	—
PT. Mutiara Jawa		6,138	29.00%	1,780	—	—	—	1,780
Samcheok Eco Materials Co., Ltd.		23,426	25.54%	5,983	—	—	(5,983)	—
Noeul Green Energy Co., Ltd.		14,472	29.00%	4,197	—	—	—	4,197
Goseong Green Power Co., Ltd.		208,361	1.12%	2,324	—	(138)	—	2,186
Gangneung Eco Power Co., Ltd.		154,904	1.61%	2,496	—	(128)	—	2,368
Shin Pyeongtaek Power Co., Ltd.		206,281	40.00%	82,512	3,559	(16,480)	—	69,591
Haeng Bok Do Si Photovoltaic Power Co., Ltd.		743	28.00%	208	—	—	2	210
Dongducheon Dream Power Co., Ltd.		278,714	34.01%	94,791	1,757	(3,329)	(12,582)	80,637
Jinbhuvish Power Generation Pvt. Ltd.		46,577	5.16%	2,403	—	—	(2,403)	—
Daejung Offshore Wind Power Co., Ltd.		4,647	46.59%	2,165	—	—	—	2,165
GS Donghae Electric Power Co., Ltd.		718,900	34.00%	244,426	—	—	—	244,426
Daegu Photovoltaic Co., Ltd.		7,125	29.00%	2,066	—	—	—	2,066
Busan Green Energy Co., Ltd.		30,266	29.00%	8,777	—	—	1	8,778
Gunsan Bio Energy Co., Ltd.		(18,982)	18.87%	(3,582)	—	—	3,582	—
Korea Electric Vehicle Charging Service		2,057	28.00%	576	—	—	—	576
Korea Nuclear Partners Co., Ltd.		1,245	28.98%	361	—	—	(161)	200
Korea Electric Power Corporation Fund		42,739	98.09%	41,923	—	—	3	41,926
Energy Infra Asset Management Co., Ltd.		9,478	9.90%	938	—	—	—	938
Daegu clean Energy Co., Ltd.		44	28.00%	12	—	—	—	12
Yaksu ESS Co., Ltd.		1,562	29.00%	453	1	—	—	454
Nepal Water & Energy Development Company Private Limited		68,228	58.59%	39,975	971	—	1,731	42,677
Gwangyang Green Energy Co., Ltd.		4,539	20.00%	908	18	—	—	926
PND solar Co., Ltd.		3,431	29.00%	995	154	—	—	1,149
Hyundai Eco Energy Co., Ltd.		21,240	19.00%	4,036	214	—	—	4,250
YeongGwang Yaksu Wind Electric Co., Ltd.		124	9.63%	12	300	—	—	312
Green Energy Electricity Generation Co., Ltd.		(2,599)	29.00%	(754)	779	—	—	25
Korea Energy Solutions Co., Ltd.		984	20.00%	197	—	—	—	197
ITR Co., Ltd.		198	20.00%	40	1	—	(1)	40
Structure test network Co., Ltd.		(133)	20.00%	(27)	54	—	—	27
Namjeongsusang Solar Power Operation Co., Ltd.		553	15.00%	83	20	—	—	103
Indeck Niles Development, LLC		33,298	24.08%	8,017	12,610	—	—	20,627
Indeck Niles Asset Management, LLC		303	33.33%	101	—	—	—	101
Hanwha Corporation-linked Sunlight Power Special Private Equity Investment Trust No. 1		14,951	49.00%	7,326	—	—	—	7,326
Suwon New Power Co., Ltd.		1,966	33.11%	651	—	267	136	1,054
KPGE Inc.		989	29.00%	287	—	—	—	287
Gwangbaek Solar Power Investment Co., Ltd.		9,925	44.00%	4,367	315	—	—	4,682
Go deok Clean Energy Co., Ltd.		1,574	61.00%	960	—	—	—	960
SureDataLab Co., Ltd.		353	23.95%	85	—	—	—	85
SEP Co., Ltd.		64	21.26%	14	—	—	—	14
Hankook Electric Power Information Co., Ltd.		550	25.25%	139	—	—	—	139
Tronix Co., Ltd.	￦	593	20.00%	119	—	—	—	119
O2&B Global Co., Ltd.		108	20.00%	22	—	—	—	22
Muan Sunshine Solar Power Plant Co., Ltd.		3,010	20.00%	602	494	—	—	1,096
Bigeum Resident Photovoltaic Power Co., Ltd.		(387)	29.90%	(116)	—	—	116	—
Jeju SolarOne Co., Ltd.		1,594	10.00%	159	—	—	—	159
Goesan Solar Park Co., Ltd.		5,808	29.00%	1,684	—	—	—	1,684
Saemangeum Heemang Photovoltaic Co., Ltd.		29,377	35.00%	10,282	740	—	—	11,022
Bitgoel Eco Energy Co., Ltd.		100	29.00%	29	—	—	—	29
Jeju Gimnyeong Wind Power Co., Ltd.		5,260	30.00%	1,578	—	—	—	1,578
Seoroseoro Sunny Power Plant Co., Ltd.		1,182	19.46%	230	—	—	—	230
Muan Solar Park Co., Ltd.		20,374	19.00%	3,871	309	—	—	4,180
YuDang Solar Co., Ltd.		2,484	20.00%	497	—	—	(137)	360
Anjwa Smart Farm & Solar City Co., Ltd.		24,174	19.50%	4,714	796	—	—	5,510
Daewon Green Energy Co., Ltd.		15,248	25.36%	3,866	44	—	—	3,910

<Joint ventures>
KEPCO-Uhde Inc.		197	50.80%	100	—	—	—	100
Shuweihat Asia Power Investment B.V.		27,069	49.00%	13,264	—	—	—	13,264
Shuweihat Asia Operation & Maintenance Company		1,922	55.00%	1,057	—	—	—	1,057
Waterbury Lake Uranium L.P.		59,808	33.10%	19,797	—	—	—	19,797
ASM-BG Investicii AD		36,400	50.00%	18,200	—	—	—	18,200
RES Technology AD		31,860	50.00%	15,930	—	—	—	15,930
KV Holdings, Inc.		6,013	40.00%	2,405	—	—	—	2,405
KEPCO SPC Power Corporation		268,169	75.20%	201,663	—	—	—	201,663
Gansu Datang Yumen Wind Power Co., Ltd.		16,325	40.00%	6,530	—	—	—	6,530
Datang Chifeng Renewable Power Co., Ltd.		471,194	40.00%	188,478	—	—	—	188,478
Datang KEPCO Chaoyang Renewable Power Co., Ltd.		106,324	40.00%	42,530	—	—	—	42,530
Rabigh Electricity Company		396,179	40.00%	158,472	—	(60,511)	(804)	97,157
Rabigh Operation & Maintenance Company Limited		9,533	40.00%	3,813	—	—	—	3,813
Jamaica Public Service Company Limited		636,994	40.00%	254,798	29,357	—	(17,934)	266,221
KW Nuclear Components Co., Ltd.		25,217	45.00%	11,348	—	—	(177)	11,171
Busan Shinho Solar Power Co., Ltd.		21,512	25.00%	5,378	—	—	—	5,378
Global Trade Of Power System Co., Ltd.		1,884	29.00%	546	—	—	—	546
Expressway Solar-light Power Generation Co., Ltd.		9,985	29.00%	2,896	—	—	—	2,896
Amman Asia Electric Power Company		268,755	60.00%	161,253	—	—	—	161,253
KAPES, Inc.		32,096	51.00%	16,369	—	(19,567)	3,198	—
Honam Wind Power Co., Ltd.		13,292	29.00%	3,855	32	—	—	3,887
Jeongam Wind Power Co., Ltd.		11,550	40.00%	4,620	—	—	—	4,620
Korea Power Engineering Service Co., Ltd.		18,488	29.00%	5,362	—	—	—	5,362
Chun-cheon Energy Co., Ltd.		92,851	29.90%	27,762	3	—	(247)	27,518
Yeonggwangbaeksu Wind Power Co., Ltd.		20,791	15.00%	3,119	5	—	—	3,124
Nghi Son 2 Power LLC		(266,560)	50.00%	(133,280)	—	—	133,280	—
Kelar S.A.		106,063	65.00%	68,941	2,508	—	—	71,449
PT. Tanjung Power Indonesia	￦	94,465	35.00%	33,063	—	—	—	33,063
Incheon New Power Co., Ltd.		525	29.00%	152	—	—	(152)	—
Seokmun Energy Co., Ltd.		51,082	29.00%	14,814	—	—	—	14,814
Daehan Wind Power PSC		(7,710)	50.00%	(3,855)	—	—	3,855	—
Barakah One Company		(230,516)	18.00%	(41,493)	—	(27,845)	69,338	—
Nawah Energy Company		1,498	18.00%	270	—	—	—	270
MOMENTUM		1,696	33.33%	565	—	—	—	565
Daegu Green Power Co., Ltd.		79,908	54.24%	43,342	84	—	(20,381)	23,045
Yeonggwang Wind Power Co., Ltd.		36,443	46.00%	16,764	492	—	—	17,256
Chester Solar IV SpA		2,242	45.00%	1,009	55	—	—	1,064
Chester Solar V SpA		361	45.00%	162	115	—	—	277
Diego de Almagro Solar SpA		3,108	45.00%	1,399	91	—	—	1,490
South Jamaica Power Company Limited		159,494	20.00%	31,899	—	—	(2)	31,897
Daesan Green Energy Co., Ltd.		64,435	35.00%	22,552	—	—	—	22,552
RE Holiday Holdings LLC		137,618	50.00%	68,809	—	—	—	68,809
RE Pioneer Holdings LLC		99,278	50.00%	49,639	—	—	—	49,639
RE Barren Ridge 1 Holdings LLC		107,472	50.00%	53,736	—	—	(49,270)	4,466
RE Astoria 2 LandCo LLC		10,459	50.00%	5,230	—	—	—	5,230
RE Barren Ridge LandCo LLC		3,694	50.00%	1,847	—	—	—	1,847
Laurel SpA		2,033	45.00%	915	177	—	—	1,092
KIAMCO KOWEPO Bannerton Hold Co Pty Ltd		33,312	12.37%	4,121	8	—	—	4,129
Chile Solar JV SpA		69,765	50.00%	34,883	—	—	—	34,883
Taebaek Gadeoksan Wind Power Co., Ltd.		28,244	47.31%	13,362	—	—	—	13,362
Cheong-Song Noraesan Wind Power Co., Ltd.		11,689	29.01%	3,391	61	—	1	3,453
Chester Solar I SpA		3,082	45.00%	1,387	234	—	—	1,621
Solar Philippines Calatagan Corporation		50,849	38.00%	19,323	29,694	—	—	49,017
Saemangeum Solar Power Co., Ltd.		30,183	81.00%	24,450	(158)	—	—	24,292
Chungsongmeon BongSan wind power Co., Ltd.		8,077	29.00%	2,342	1,782	—	—	4,124
Jaeun Resident Wind Power Plant Co., Ltd.		7,569	29.00%	2,195	—	—	—	2,195
DE Energia SpA		(6,607)	49.00%	(3,237)	—	—	11,424	8,187
Dangjin Eco Power Co., Ltd.		74,065	34.00%	25,182	341	—	—	25,523
Haemodum Solar Co., Ltd.		6,255	49.00%	3,065	—	—	—	3,065
Yangyang Wind Power Co., Ltd.		20,884	50.00%	10,442	43	—	—	10,485
Horus Solar, S.A. De C.V.		(1,242)	14.95%	(186)	3,580	—	—	3,394
Recursos Solares PV De Mexico II, S.A. De C.V.		9,962	14.95%	1,489	2,171	—	—	3,660
Sunmex Renovables, S.A. De C.V.		1,577	14.95%	236	4	—	—	240
Stavro Holding II A.B.		46,385	20.00%	9,277	—	—	—	9,277
Solaseado Solar Power Co., Ltd.		21,990	38.90%	8,554	1,361	—	—	9,915
Yeongam Solar Power Co., Ltd.		27,729	19.00%	5,269	773	—	—	6,042
Samsu Wind Power Co., Ltd.		13,720	19.00%	2,607	—	—	—	2,607
Pulau Indah Power Plant Sdn. Bhd.		22,245	25.00%	5,561	5,643	—	—	11,204
Sam-Yang Photovoltaic Power Co., Ltd.		11,296	49.00%	5,535	—	—	—	5,535
NH-Amundi Global Infrastructure Investment Private Investment Trust 21		73,534	29.53%	21,715	—	—	527	22,242
Shin-han BNPP Private Investment Trust for East-West Sunlight Dream	￦	17,921	90.00%	16,129	—	—	—	16,129
PT Barito Wahana Tenaga		205,894	30.61%	63,029	—	—	—	63,029
Cheongna Energy Co., Ltd.		5,742	50.10%	2,877	3,137	(1,074)	—	4,940
Naepo Green Energy Co., Ltd.		(7,802)	29.20%	(2,278)	—	—	2,278	—
DAYONE ENERGY Co., Ltd. (formerly, Hyundai Energy Co., Ltd.)		(54,480)	46.30%	(25,224)	—	(923)	26,147	—
OneEnergy Asia Limited		77,855	40.00%	31,142	25,512	—	—	56,654
KAS INVESTMENT I LLC		78,410	29.89%	23,437	—	—	—	23,437
KAS INVESTMENT II LLC		78,096	29.89%	23,343	—	—	—	23,343
Energyco LLC		2,862	29.00%	830	829	—	—	1,659
CAES, LLC		40,840	36.00%	14,702	2,924	—	—	17,626
Hapcheon Floating Photovoltaic Power Plant Inc.		9,708	19.47%	1,890	—	—	—	1,890
Busan Industrial Solar Power Co., Ltd.		784	28.02%	220	290	—	—	510
Bitsolar Energy Co., Ltd.		(4,803)	27.10%	(1,302)	1,654	—	—	352

(*)	The percentage of ownership shown above is after considering the treasury stocks and others.

Unrecognized equity interest in investments in associates and joint ventures
As of December 31, 2019, and 2020, unrecognized equity interest in investments in associates and joint ventures whose book value has been reduced to zero due to accumulated losses are as follows:

		2019		2020
		Unrecognized equity interest	Accumulated unrecognized equity interest	Unrecognized equity interest	Accumulated unrecognized equity interest
		In millions of won
Hadong Mineral Fiber Co., Ltd.	￦	—	2	—	2
Eurasia Energy Holdings		6	185	(10)	175
Gunsan Bio Energy Co., Ltd.		1,090	3,292	290	3,582
Daehan Wind Power PSC		—	—	3,855	3,855
DAYONE Energy Co., Ltd. (formerly, Hyundai Energy Co., Ltd.)		12,890	38,731	(14,035)	24,696
Nghi Son 2 Power LLC		61,165	102,824	30,456	133,280
Samcheok Eco Materials Co., Ltd.		(497)	788	(3)	785
Naepo Green Energy Co., Ltd.		9,281	9,281	(7,003)	2,278
Barakah One Company		116,096	116,096	(46,758)	69,338
Pioneer Gas Power Limited		114	114	15,824	15,938
Incheon New Power Co., Ltd.		—	—	194	194
Bigeum Resident Photovoltaic Power Co., Ltd.		—	—	116	116
KAPES, Inc.		—	—	3,198	3,198

Shareholders' agreements on investments in associates and joint ventures
As of December 31, 2020, shareholders’ agreements on investments in associates and joint ventures that may cause future economic resource or cash outflows are as follows:

(i)	Gemeng International Energy Co., Ltd.

Gemeng International Energy Co., Ltd. issued put options on 8% of its shares to its financial investors, KEPCO Woori Sprott PEF (NPS Co-Pa PEF). If the investment fund is not collected until the maturity date (December 25, 2023, two years extension is possible), PEF can exercise the option at strike price which is the same as a principal investment price (including operating fees ratio of below 1% per annum), and also, the Company provided a performance guarantee on this agreement.

(ii)	Taebaek Wind Power Co., Ltd.

In the case where non-controlling shareholders decide to dispose of their shares in Taebaek Wind Power Co., Ltd. after the warrant period of defect repair for wind power generator has expired, the Company acquires those shares at fair value. The acquisition is to be made after the conditions of the acquisition are discussed among the parties involved, with consideration of various factors such as financial status and business situation.

(iii)	Pyeongchang Wind Power Co., Ltd.

In the case where non-controlling shareholders decide to dispose of their shares in Pyeongchang Wind Power Co., Ltd. after commercial operation of the power plant has started, the Company acquires those shares at fair value. The acquisition is to be made after the conditions of the acquisition are discussed among the parties involved, with the careful consideration of various factors such as financial status and business situation. The Company is under agreement of O&M with the entity. Pursuant to the agreement, the Company guarantees a certain level of utilization rate and it is obligated to pay the penalty in the event of suspension in power generating.

(iv)	Daeryun Power Co., Ltd.

The Company reserves the right to participate in the transfer of shares in Daeryun Power Co., Ltd. on the same terms as Daeryun E&S Co., Ltd., if Daeryun E&S Co., Ltd. wishes to transfer its shares in Daeryun Power Co., Ltd.

(v)	Jeongam Wind Power Co., Ltd.

In the case where non-controlling shareholders decide to dispose of their shares in Jeongam Wind Power Co., Ltd. after the construction of the power plant has been completed, the Company is obligated to acquire those shares at fair value.

(vi)	Daegu Green Power Co., Ltd.

The Company has a right to purchase all the shares of Daegu Green Power Co., Ltd. held by the financial investors at the yield-based transfer amount agreed with the shareholders. The Company can exercise its right 5, 10 and 13 years after the date of the investment.

The Company has a right to purchase all or part of the shares of Daegu Green Power Co., Ltd. held by Lotte Engineering & Construction Co. at the yield-based transfer amount agreed with the shareholders.

(vii)	Yeonggwang Wind Power Co., Ltd.

In case the Company intends to purchase all or part of the shares from Daehan Green Energy Co., Ltd., which is a non-controlling shareholder, Daehan Green Energy Co., Ltd. has an obligation to evaluate the shares at fair value and transfer them to the Company.

(viii)	Chester Solar I SpA

According to the shareholders’ agreement, the Company has an obligation to purchase the shares at the agreed yield-based transfer price on the agreed date of exercise and when Sprott Chile Solar I SpA intends to sell its shares.

(ix)	Chester Solar IV SpA

According to the shareholders’ agreement, the Company has an obligation to purchase the shares at the agreed yield-based transfer price on the agreed date of exercise and when Sprott Chile Solar I SpA intends to sell its shares.

(x)	Chester Solar V SpA

According to the shareholders’ agreement, the Company has an obligation to purchase the shares at the agreed yield-based transfer price on the agreed date of exercise and when Sprott Chile Solar I SpA intends to sell its shares.

(xi)	Diego de Almagro Solar SpA

According to the shareholders’ agreement, the Company has an obligation to purchase the shares at the agreed yield-based transfer price on the agreed date of exercise and when Sprott Chile Solar I SpA intends to sell its shares.

(xii)	Laurel SpA

According to the shareholders’ agreement, the Company has an obligation to purchase the shares at the agreed yield-based transfer price on the agreed date of exercise and when Sprott Chile Solar I SpA intends to sell its shares.

(xiii)	Samcheok Eco Materials Co., Ltd.

For Samcheok Eco Materials Co., Ltd., ordinary shareholders have the right to buy the shares of preferred shareholders if preferred shareholders intend to sell their preferred stock until December 26, 2023, and ordinary shareholders shall guarantee the investment principle of preferred shareholders.

(xiv)	Hyundai Green Power Co., Ltd.

As of December 31, 2020, the Company has call option against the financial investors (Korea Development Bank and others) and also has an obligation to sell its shares in Hyundai Green Power Co., Ltd. when claimed by the financial investors at certain period of time in the future. Also, at certain period of time in the future, the Company has put option against Hyundai Steel Company and a third party designated by Hyundai Steel Company (collectively, “Hyundai Steel Group”), the operating investor of Hyundai Green Power Co., Ltd., according to the conditions of the agreement and also has an obligation to sell its shares upon request from Hyundai Steel Group.

Significant restrictions on its abilities to associates or joint ventures
Significant restrictions on the Company’s abilities on associates or joint ventures as of December 31, 2020 are as follows:

Company	Nature and extent of any significant restrictions
Daegu Green Power Co., Ltd.	Dividends can only be paid when all conditions of the loan agreement are satisfied or prior written consent of financial institutions is obtained. Shares cannot be wholly or partially transferred without prior written consent of financial institutions.

Pyeongchang Wind Power Co., Ltd.	Principals and interests on subordinated loans or dividends can only be paid when all conditions of the loan agreement are satisfied or prior written consent of financial institutions is obtained. Shares cannot be wholly or partially transferred without prior consent of the stakeholders.

Daeryun Power Co., Ltd.	Principals and interests on subordinated loans or dividends can only be paid when all conditions of the loan agreement are satisfied or prior written consent of financial institutions. Shares cannot be wholly or partially transferred without prior consent of the majority of major stakeholders.

KNH Solar Co., Ltd.	Principals and interests on subordinated loans or dividends to shareholders cannot be paid without written consent of financial institutions. Also, shares cannot be wholly or partially transferred without the consent of other shareholders.

Jeongam Wind Power Co., Ltd.	Dividends can only be paid when all conditions of the loan agreement are satisfied and reimbursement to the lender can be restricted depending on the priority of the loans. Also, Shares cannot be wholly or partially transferred without the consent of the stakeholders.

Korea Power Engineering Service Co., Ltd.	Shares cannot be wholly or partially transferred without the consent of the board of directors.

Daehan Wind Power PSC	Dividends can only be paid when all conditions of the loan agreement are satisfied. Also, Shares cannot be wholly or partially transferred without the consent of the stakeholders.

Daejung Offshore Wind Power Co., Ltd.	Before the commencement of the operation, shares cannot be wholly or partially transferred without the consent of the stakeholders.

Naepo Green Energy Co., Ltd.	Dividends can only be paid when all conditions of the loan agreement are satisfied. Also, Shares cannot be wholly or partially transferred without the consent of the stakeholders.

Solaseado Solar Power Co., Ltd.	Dividends can only be paid when all conditions of the shareholder’s agreement are satisfied. Also, shares cannot be wholly or partially transferred without the consent of the stakeholders.

Samcheok Eco Materials Co., Ltd.	Dividends can only be paid when all conditions of the shareholder’s agreement are satisfied. Also, shares cannot be wholly or partially transferred without the consent of the stakeholders.

KPGE Inc.	Shares cannot be wholly or partially transferred without the consent of the stakeholders.

Taebaek Guinemi Wind Power Co., Ltd.	Dividends can only be paid when all conditions of the shareholder’s agreement are satisfied. Also, shares cannot be wholly or partially transferred without the consent of the stakeholders.

Indeck Niles Asset Management, LLC	Shares cannot be wholly or partially transferred without the consent of the stakeholders.

Indeck Niles Development, LLC	Shares cannot be wholly or partially transferred without the consent of the stakeholders.

Chester Solar IV SpA	Dividends can only be paid when all conditions of the loan agreement are satisfied. Also, shares cannot be wholly or partially transferred without the consent of the stakeholders.

Chester Solar V SpA	Dividends can only be paid when all conditions of the loan agreement are satisfied. Also, shares cannot be wholly or partially transferred without the consent of the stakeholders.

Diego de Almagro Solar Spa	Dividends can only be paid when all conditions of the loan agreement are satisfied. Also, shares cannot be wholly or partially transferred without the consent of the stakeholders.

Laurel SpA	Dividends can only be paid when all conditions of the loan agreement are satisfied. Also, shares cannot be wholly or partially transferred without the consent of the stakeholders.

Chester Solar I SpA	Dividends can only be paid when all conditions of the loan agreement are satisfied. Also, shares cannot be wholly or partially transferred without the consent of the stakeholders.

Kelar S.A.	Dividends can only be paid when all conditions of the loan agreement are satisfied. Also, shares cannot be wholly or partially transferred without the consent of the stakeholders.

GS Donghae Electric Power Co., Ltd.	Dividends can only be paid when all conditions of the loan agreement are satisfied or prior written consent of financial institutions is obtained.

Busan Shinho Solar Power Co., Ltd.	Dividends can only be paid when all conditions of the loan agreement are satisfied.

Honam Wind Power Co., Ltd.	Dividends and settlement amount for renewable energy supply certificate can only be paid when all conditions of the loan agreement are satisfied.

Seokmun Energy Co., Ltd.	Dividends can only be paid when all conditions of the loan agreement are satisfied and prior written consent of financial institutions is obtained. Also, principals and interests on subordinated loans can only be paid when written consent of financial institutions is obtained.

Chun-cheon Energy Co., Ltd.	Dividends can only be paid when all conditions of the loan agreement are satisfied. Also, principals and interests on subordinated loans shall not be paid until the collateralized debt is fully repaid.

Yeonggwangbaeksu Wind Power Co., Ltd.	Dividends and settlement amount for renewable energy supply certificate can only be paid when all conditions of the loan agreement are satisfied and prior written consent of financial institutions is obtained. Also, principals and interests on subordinated loans can only be paid when written consent of financial institutions is obtained.

Yeonggwang Wind Power Co., Ltd.	Dividends and settlement amount for renewable energy supply certificate can only be paid when all conditions of the loan agreement are satisfied and prior written consent of financial institutions is obtained.

Jamaica Public Service Company Limited	Dividends can only be paid when all conditions of the loan agreement are satisfied and prior written consent of financial institutions is obtained.

PT. Tanjung Power Indonesia	Dividends can only be paid when all conditions of the loan agreement are satisfied.

DE Energia SpA	Dividends can only be paid when all conditions of the loan agreement are satisfied.

Daesan Green Energy Co., Ltd.	Dividends and settlement amount for renewable energy supply certificate can only be paid when all conditions of the loan agreement are satisfied and prior written consent of financial institutions is obtained.

Taebaek Gadeoksan Wind Power Co., Ltd.	Dividends and settlement amount for renewable energy supply certificate can only be paid when all conditions of the loan agreement are satisfied or prior written consent of financial institutions is obtained. Also, principals and interests on subordinated loans can only be paid when written consent of financial institutions is obtained.

Bitsolar Energy Co., Ltd.	Dividends can only be paid when all conditions of the loan agreement are satisfied.